WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INCOME OPPORTUNITIES FUND	September 30, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

		Par Value		Value
U.S. TREASURY OBLIGATIONS - 10.4%
U.S. Treasury Bonds - 2.0%
4.750%, due 02/15/37		$330,000		$465,661
4.375%, due 02/15/38		610,000		834,556
2.250%, due 05/15/41		810,000		842,527
1.750%, due 08/15/41		9,000		8,606
2.750%, due 11/15/47		450,000		511,523
3.000%, due 02/15/49		1,095,000		1,309,209
2.000%, due 02/15/50		495,000		486,338
1.250%, due 05/15/50		600,000		490,969
1.625%, due 11/15/50		1,300		1,168
2.375%, due 05/15/51		427,400		456,250
2.000%, due 08/15/51		680,000		668,419
				6,075,226
U.S. Treasury Notes - 8.3%
0.125%, due 10/31/22		4,940,000		4,941,544
0.125%, due 12/31/22		1,020,000		1,019,841
0.125%, due 05/31/23		105,000		104,836
0.250%, due 09/30/23		900,000		899,314
0.125%, due 10/15/23		2,141,000		2,133,640
0.125%, due 01/15/24		760,000		755,962
2.375%, due 02/29/24		155,000		162,411
0.250%, due 06/15/24		461,000		458,407
0.375%, due 09/15/24		6,739,700		6,710,214
1.500%, due 11/30/24		750,000		772,031
0.375%, due 11/30/25		990,000		971,128
2.375%, due 04/30/26		135,000		143,859
0.750%, due 08/31/26 (a)		630,700		623,999
0.875%, due 09/30/26		960,000		954,900
2.000%, due 11/15/26		310,000		325,355
0.500%, due 06/30/27		830,000		801,209
0.375%, due 09/30/27		69,000		65,852
1.125%, due 08/31/28		463,600		458,167
1.250%, due 09/30/28		2,006,100		1,997,951
2.625%, due 02/15/29		480,000		523,500
1.125%, due 02/15/31 (a)		47,000		45,531
1.250%, due 08/15/31 (a)		506,200		494,020
				25,363,671
U.S. Treasury Inflation-Protected Note - 0.1%
0.125%, due 01/15/30		281,192		308,915
Total U.S. Treasury Obligations (Cost $31,532,328)				31,747,812

AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.3%
Federal Home Loan Mortgage Corp. - 2.4%
Freddie Mac REMICS
Series 2989, 33.364%, due 08/15/34 (-7 x 1 Month U.S. LIBOR + 33.950%) (b)		105,699		244,138
Series 4249, 4.586%, due 09/15/43 (-0.75 x 1 Month U.S. LIBOR + 4.650%) (b)		618,608		609,441
Series 4355, 4.000%, due 05/15/44		4,675,241		5,160,908
Freddie Mac STACR REMIC Trust 2020-DNA3
Series 2020-DNA3, 3.086%, due 06/25/50 (1 Month U.S. LIBOR + 3.000%) (b)(c)		170,535		171,193
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1, 1.986%, due 01/25/50 (1 Month U.S. LIBOR + 1.900%) (b)(c)		250,729		251,503
Freddie Mac STACR REMIC Trust 2021-HQA1
Series M-2, 2.300%, due 08/25/33 (30 Day SOFR + 2.250%) (b)(c)		300,000		303,769
Freddie Mac STACR Trust 2019-HQA2
Series 2019-HQA2, 2.136%, due 04/25/49 (1 Month U.S. LIBOR + 2.050%) (b)(c)		380,879		383,924
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN3, 4.086%, due 08/25/24 (1 Month U.S. LIBOR + 4.000%) (b)		58,313		59,771
Series 2017-DNA2, 1.286%, due 10/25/29 (1 Month U.S. LIBOR + 1.200%) (b)		29,798		29,798
Series 2017-DNA3, 0.836%, due 03/25/30 (1 Month U.S. LIBOR + 0.750%) (b)		38,764		38,767
				7,253,212
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.7%
FHLMC REMIC SERIES K-1515
Series K-1515, 1.638%, due 02/25/35 (d)		798,519		124,180
Freddie Mac Multiclass Certificates Series 2021-P011
Series X1, 1.848%, due 09/25/45 (d)		572,847		91,574
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-L06, 1.364%, due 12/25/29		956,000		85,222
Series K-109, 1.699%, due 04/25/30 (d)		668,758		77,443
Series K-117, 1.342%, due 08/25/30 (d)		1,295,620		119,578
Series K-G04, 0.941%, due 11/25/30 (d)		1,898,838		125,998
Series K-122, 0.974%, due 11/25/30 (d)		1,857,951		128,031
Series K-1517, 1.447%, due 07/25/35 (d)		899,122		129,102
Series K-1518, 0.961%, due 10/25/35 (d)		1,493,275		136,163
Series K-1521, 0.981%, due 08/25/36 (d)		820,000		89,753
Freddie Mac REMICS
Series 2980, 6.616%, due 05/15/35 (6.700% - 1 Month U.S. LIBOR) (b)		434,499		62,878
Series 3311, 6.326%, due 05/15/37 (6.410% - 1 Month U.S. LIBOR) (b)		1,621,536		382,332
Series 3359, 5.636%, due 08/15/37 (5.720% - 1 Month U.S. LIBOR) (b)		820,068		123,252
Series 4077, 5.916%, due 05/15/41 (6.000% - 1 Month U.S. LIBOR) (b)		476,136		94,881
Series 3966, 5.816%, due 12/15/41 (5.900% - 1 Month U.S. LIBOR) (b)		807,773		133,841
Series 4089, 5.916%, due 08/15/42 (6.000% - 1 Month U.S. LIBOR) (b)		688,181		105,896
				2,010,124
Federal National Mortgage Association - 0.9%
Connecticut Avenue Securities Trust 2019-R02
Series 2019-R02, 2.386%, due 08/25/31 (1 Month U.S. LIBOR + 2.300%) (b)(c)		45,395		45,687
Connecticut Avenue Securities Trust 2019-R04
Series 2019-R04, 2.186%, due 06/25/39 (1 Month U.S. LIBOR + 2.100%) (b)(c)		15,947		15,969
Connecticut Avenue Securities Trust 2019-R06
Series 2019-R06, 2.186%, due 09/25/39 (1 Month U.S. LIBOR + 2.100%) (b)(c)		27,386		27,470
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02, 2.086%, due 01/25/40 (1 Month U.S. LIBOR + 2.000%) (b)(c)		486,779		488,626
Fannie Mae Connecticut Avenue Securities
Series 1M2, 4.086%, due 05/25/25 (1 Month U.S. LIBOR + 4.000%) (b)		203,631		207,197
Series 2015-C04, 5.636%, due 04/25/28 (1 Month U.S. LIBOR + 5.550%) (b)		105,461		110,570
Series 2016-C04, 4.336%, due 01/25/29 (1 Month U.S. LIBOR + 4.250%) (b)		190,579		197,524
Series 2017-C02, 3.736%, due 09/25/29 (1 Month U.S. LIBOR + 3.650%) (b)		291,960		302,278
Series 2017-C07, 2.586%, due 05/25/30 (1 Month U.S. LIBOR + 2.500%) (b)		298,598		303,052
Series 2018-C01, 2.336%, due 07/25/30 (1 Month U.S. LIBOR + 2.250%) (b)		213,030		215,644
Series 2018-C05, 2.436%, due 01/25/31 (1 Month U.S. LIBOR + 2.350%) (b)		76,909		78,079
Series 2018-C06, 2.086%, due 03/25/31 (1 Month U.S. LIBOR + 2.000%) (b)		330,217		332,868
Series 2018-C06, 2.186%, due 03/25/31 (1 Month U.S. LIBOR + 2.100%) (b)		404,983		409,185
				2,734,149
Federal National Mortgage Association Interest-Only Strips - 1.0%
Fannie Mae Interest Strip
3.500%, due 04/25/44		2,987,434		449,140
Fannie Mae REMICS
Series 2013-60, 3.000%, due 06/25/31		3,841,734		170,631
Series 2014-63, 3.500%, due 06/25/33		1,771,640		57,402
Series 2007-50, 6.364%, due 06/25/37 (6.450% - 1 Month U.S. LIBOR) (b)		2,613,206		527,957
Series 2009-78, 6.654%, due 10/25/39 (6.740% - 1 Month U.S. LIBOR) (b)		3,782,319		902,601
Series 2011-124, 6.414%, due 12/25/41 (6.500% - 1 Month U.S. LIBOR) (b)		583,495		124,022
Series 2012-20, 6.364%, due 03/25/42 (6.450% - 1 Month U.S. LIBOR) (b)		534,023		90,383
Series 2012-76, 5.914%, due 07/25/42 (6.000% - 1 Month U.S. LIBOR) (b)		280,328		55,005
Series 2014-28, 5.964%, due 05/25/44 (6.050% - 1 Month U.S. LIBOR) (b)		1,668,630		287,173
Series 2017-53, 4.000%, due 07/25/47		232,063		24,177
Series 2008-22, 6.074%, due 04/25/48 (6.160% - 1 Month U.S. LIBOR) (b)		1,939,653		374,618
				3,063,109
Government National Mortgage Association Interest-Only Strips - 0.3%
Government National Mortgage Association
Series 2010-133, 5.985%, due 10/16/40 (6.070% - 1 Month U.S. LIBOR) (b)		3,016,456		449,009
Series 2014-102, 5.563%, due 02/20/44 (5.650% - 1 Month U.S. LIBOR) (b)		2,413,026		355,034
Series 2018-083, 5.000%, due 01/20/48		1,339,020		140,378
				944,421
Total Agency Mortgage-Backed Obligations (Cost $15,101,106)				16,005,015

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 12.7%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-280P, 2.911%, due 09/15/34 (1 Month U.S. LIBOR + 2.827%) (b)(c)		168,000		167,382
ACE Securities Corp Mortgage Loan Trust Series 2007-D1
Series 2007-D1, 6.930%, due 02/25/38 (c)		473,762		454,085
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 3.184%, due 04/15/34 (1 Month U.S. LIBOR + 3.100%) (b)(c)		135,000		135,420
Alternative Loan Trust 2006-HY11
Series A-1, 0.326%, due 06/25/36 (1 Month U.S. LIBOR + 0.240%) (b)		310,195		273,834
Alternative Loan Trust 2006-OA6
Series FLT, 0.506%, due 07/25/46 (1 Month U.S. LIBOR + 0.420%) (b)		1,375,525		1,262,010
Alternative Loan Trust 2007-16CB
Series 2007-16CB, 6.250%, due 08/25/37		558,746		415,911
Alternative Loan Trust 2007-OA4
Series 2007-OA4, 0.256%, due 05/25/47 (1 Month U.S. LIBOR + 0.170%) (b)		328,730		308,431
Angel Oak Mortgage Trust I LLC 2019-2
Series 2019-2, 6.286%, due 03/25/49 (c)(d)		1,300,000		1,319,773
Arroyo Mortgage Trust 2019-1
Series 2019-1, 3.805%, due 01/25/49 (c)(d)		95,269		96,289
Arroyo Mortgage Trust 2019-2
Series 2019-2, 3.800%, due 04/25/49 (c)(d)		210,830		213,230
BBCMS 2019-BWAY Mortgage Trust
Series 2019-BWAY, 2.934%, due 11/15/34 (1 Month U.S. LIBOR + 2.850%) (b)(c)		100,000		93,636
BCRR 2016-FRR3 Trust
Series TRUST, 2.024%, due 05/26/26 (1 Month U.S. LIBOR + 18.348%) (b)(c)		797,720		736,260
Bear Stearns ARM Trust 2004-10
Series 2004-10, 2.633%, due 01/25/35 (d)		246,848		246,611
Benchmark 2018-B2 Mortgage Trust
Series 2018-B2, 4.337%, due 02/15/51 (d)		150,000		163,020
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 3.759%, due 07/15/53 (c)		100,000		101,783
Benchmark 2020-IG3 Mortgage Trust
Series 2020-IG3, 3.389%, due 09/15/48 (c)(d)		1,000,000		1,037,937
BF 2019-NYT Mortgage Trust
Series 2019-NYT, 2.584%, due 12/15/35 (1 Month U.S. LIBOR + 2.500%) (b)(c)		325,000		320,126
BPR Trust 2021-TY
Series 2021-TY, 2.450%, due 09/25/38 (1 Month U.S. LIBOR + 2.350%) (b)(c)		167,000		167,581
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC, 2.984%, due 04/15/34 (1 Month U.S. LIBOR + 2.900%) (b)(c)		108,000		107,193
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.004%, due 10/15/36 (1 Month U.S. LIBOR + 0.920%) (b)(c)		357,886		357,998
BX Commercial Mortgage Trust 2021-SOAR
Series TR, 2.434%, due 06/15/38 (1 Month U.S. LIBOR + 2.350%) (b)(c)		1,000,000		1,003,157
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT, 0.800%, due 09/15/36 (1 Month U.S. LIBOR + 0.700%) (b)(c)		115,000		115,113
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT, 2.500%, due 09/15/36 (1 Month U.S. LIBOR + 2.400%) (b)(c)		167,000		167,316
BX Trust 2018-GW
Series 2018-GW, 3.004%, due 05/15/35 (1 Month U.S. LIBOR + 2.920%) (b)(c)		83,000		82,639
BX Trust 2019-CALM
Series 2019-CALM, 2.084%, due 11/15/32 (1 Month U.S. LIBOR + 2.000%) (b)(c)		195,000		195,000
CHL Mortgage Pass-Through Trust 2007-HY5
Series 2007-HY5, 2.982%, due 09/25/37 (d)		913,093		808,853
CIM Trust 2018-INV1
Series 2018-INV1, 4.000%, due 08/25/48 (c)(d)		479,028		489,929
CIM Trust 2019-INV2
Series 2019-INV2, 4.000%, due 05/25/49 (c)(d)		36,477		37,100
CIM Trust 2019-J1
Series 2019-J1, 3.986%, due 08/25/49 (c)(d)		186,226		189,513
Citigroup Commercial Mortgage Trust 2013-GC17
Series D, 5.260%, due 11/10/46 (c)(d)		100,000		90,116
Citigroup Commercial Mortgage Trust 2015-GC27
Series C, 4.566%, due 02/10/48 (d)		164,000		172,852
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 4.101%, due 07/10/49 (c)(d)		500,000		439,462
Citigroup Commercial Mortgage Trust 2018-C6
Series D, 5.234%, due 11/10/51 (c)(d)		380,000		404,189
Citigroup Commercial Mortgage Trust 2019-SMRT
Series E, 4.903%, due 01/10/36 (c)(d)		116,000		122,047
Citigroup Mortgage Loan Trust 2015-RP2
Series B-4, 4.250%, due 01/25/53 (c)		679,837		689,826
Citigroup Mortgage Loan Trust 2019-E
Series 2019-E, 3.228%, due 11/25/70 (c)		554,803		556,105
COMM 2014-CCRE16 Mortgage Trust
Series 2014-CCRE16, 5.083%, due 04/10/47 (d)		165,904		174,567
CSAIL 2020-C19 Commercial Mortgage Trust
Series 2020-C19, 2.500%, due 03/15/53 (c)		400,000		326,646
CSMC 2020-NET
Series 2020-NET, 3.828%, due 08/15/37 (c)(d)		118,000		122,699
CSMC Series 2019-NQM1
Series 2019-NQM1, 2.656%, due 10/25/59 (c)		44,117		44,687
CSMC Trust 2017-CHOP
Series 2017-CHOP, 3.634%, due 07/15/32 (1 Month U.S. LIBOR + 3.550%) (b)(c)		149,000		141,634
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP, 1.584%, due 06/15/33 (1 Month U.S. LIBOR + 1.500%) (b)(c)		325,000		323,375
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP, 2.684%, due 06/15/33 (1 Month U.S. LIBOR + 2.600%) (b)(c)		140,000		136,549
DBUBS 2011-LC1 Mortgage Trust
Series 2011-LC1, 6.116%, due 11/10/46 (c)(d)		55,523		55,559
DBUBS 2011-LC2 Mortgage Trust
Series 2011-LC2, 3.736%, due 07/10/44 (1 Month U.S. LIBOR + 3.650%) (b)(c)		128,761		128,705
First Republic Mortgage Trust 2020-1
Series B-1, 2.882%, due 04/25/50 (c)(d)		697,461		713,182
Flagstar Mortgage Trust 2018-6RR
Series 2018-6RR, 4.982%, due 10/25/48 (c)(d)		470,742		491,101
Fontainebleau Miami Beach Trust 2019-FBLU
Series F, 4.095%, due 12/10/36 (c)(d)		120,000		121,851
Fontainebleau Miami Beach Trust 2019-FBLU
Series G, 4.095%, due 12/10/36 (c)(d)		112,000		112,060
FREMF 2018-KF49 Mortgage Trust
Series 2018-KF49, 1.983%, due 06/25/25 (1 Month U.S. LIBOR + 1.900%) (b)(c)		52,937		52,937
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.000%, due 05/25/29 (c)		400,000		246,977
GCAT 2020-3 LLC
Series LLC, 2.981%, due 09/25/25 (c)		1,127,645		1,134,543
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 3.215%, due 12/15/36 (1 Month U.S. LIBOR + 3.131%) (b)(c)		124,000		119,971
GS Mortgage Securities Corp Trust 2012-ALOHA
Series 2012-ALOHA, 3.551%, due 04/10/34 (c)		116,000		115,931
GS Mortgage Securities Corp Trust 2018-LUAU
Series E, 2.634%, due 11/15/32 (1 Month U.S. LIBOR + 2.550%) (b)(c)		150,000		149,250
GS Mortgage Securities Corp Trust 2018-RIVR
Series C, 1.334%, due 07/15/35 (1 Month U.S. LIBOR + 1.250%) (b)(c)		122,000		119,566
GS Mortgage Securities Corp Trust 2018-RIVR
Series F, 2.184%, due 07/15/35 (1 Month U.S. LIBOR + 2.100%) (b)(c)		1,000,000		927,947
GS Mortgage Securities Trust 2015-GC32
Series 2015-GC32, 4.569%, due 07/10/48 (d)		165,000		175,290
GS Mortgage-Backed Securities Corp Trust 2020-PJ6
Series A-4, 2.500%, due 05/25/51 (c)(d)		445,225		444,912
GSAA Home Equity Trust 2005-6
Series 2005-6, 0.731%, due 06/25/35 (1 Month U.S. LIBOR + 0.645%) (b)		898,490		899,727
GSAA Home Equity Trust 2006-4
Series 2006-4, 3.068%, due 03/25/36 (d)		480,232		370,641
GSAA Home Equity Trust 2007-7
Series 2007-7, 0.626%, due 07/25/37 (1 Month U.S. LIBOR + 0.540%) (b)		217,393		214,600
GSCG Trust 2019-600C
Series 2019-600C, 4.118%, due 09/06/34 (c)(d)		183,000		182,232
Home RE 2021-1 Ltd.
Series LTD, 2.386%, due 07/25/33 (1 Month U.S. LIBOR + 2.300%) (b)(c)		500,000		496,872
Homeward Opportunities Fund Trust 2020-BPL1
Series A2, 5.438%, due 08/25/25 (c)		497,846		509,223
HPLY Trust 2019-HIT
Series 2019-HIT, 3.234%, due 11/15/36 (1 Month U.S. LIBOR + 3.150%) (b)(c)		153,758		151,260
Hundred Acre Wood Trust 2021-INV1
Series A27, 2.500%, due 07/25/51 (c)(d)		389,064		391,709
IMT Trust 2017-APTS
Series 2017-APTS, 2.234%, due 06/15/34 (1 Month U.S. LIBOR + 2.150%) (b)(c)		128,148		125,471
IMT Trust 2017-APTS
Series 2017-APTS, 2.934%, due 06/15/34 (1 Month U.S. LIBOR + 2.850%) (b)(c)		39,430		39,318
JP Morgan Chase Commercial Mortgage Securities Corp.
Series D, 4.767%, due 07/05/31 (c)(d)		382,000		399,427
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series D, 5.752%, due 08/15/46 (c)(d)		111,549		105,971
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13
Series E, 3.986%, due 01/15/46 (c)(d)		445,000		390,685
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 3.53820, 3.538%, due 07/15/47 (c)		119,975		123,218
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series E, 3.084%, due 06/15/35 (1 Month U.S. LIBOR + 3.000%) (b)(c)		21,600		21,593
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.542%, due 07/05/33 (c)(d)		141,000		145,631
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.542%, due 07/05/33 (c)(d)		1,400,000		1,428,852
JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series E, 2.244%, due 07/15/36 (1 Month U.S. LIBOR + 2.160%) (b)(c)		125,000		123,082
JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 3.97200, 3.972%, due 01/16/37 (c)		100,000		100,834
JP Morgan Mortgage Trust 2018-8
Series 2018-8, 4.056%, due 01/25/49 (c)(d)		469,628		474,329
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.224%, due 03/25/50 (c)(d)		192,431		196,051
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.500%, due 03/25/50 (c)(d)		20,066		20,434
JP Morgan Mortgage Trust 2020-4
Series 2020-4, 3.000%, due 11/25/50 (c)(d)		300,000		304,495
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series D, 3.944%, due 02/15/48 (c)(d)		124,000		111,985
Legacy Mortgage Asset Trust 2020-GS3
Series A2, 4.000%, due 05/25/60 (c)		900,000		898,023
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 4.739%, due 03/10/49 (c)(d)		274,000		290,385
MBRT 2019-MBR
Series 2019-MBR, 2.633%, due 11/15/36 (1 Month U.S. LIBOR + 2.549%) (b)(c)		100,000		99,688
MF1 Multifamily Housing Mortgage Loan Trust
2.664%, due 07/15/36 (30 Day SOFR + 2.614%) (b)(c)(e)		100,000		100,094
MFA 2020-NQM3 Trust
1.632%, due 01/26/65 (c)(d)		287,082		287,819
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-MHC, 2.685%, due 04/15/38 (1 Month U.S. LIBOR + 2.601%) (b)(c)		300,000		301,574
Morgan Stanley ABS Capital I Inc Trust 2006-NC1
Series 2006-NC1, 0.656%, due 12/25/35 (1 Month U.S. LIBOR + 0.570%) (b)		642,105		642,226
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 3.707%, due 11/15/46 (c)		220,000		154,195
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-C17, 4.637%, due 08/15/47 (d)		117,000		123,055
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-C34, 4.318%, due 11/15/52 (d)		170,000		183,122
Morgan Stanley Capital I Trust 2018-SUN
Series 2018-SUN, 2.634%, due 07/15/35 (1 Month U.S. LIBOR + 2.550%) (b)(c)		60,000		59,663
Morgan Stanley Capital I Trust 2018-SUN
Series 2018-SUN, 3.134%, due 07/15/35 (1 Month U.S. LIBOR + 3.050%) (b)(c)		40,000		39,655
Morgan Stanley Capital I Trust 2019-NUGS
Series E, 3.744%, due 12/15/36 (1 Month U.S. LIBOR + 2.244%) (b)(c)		147,000		146,699
Morgan Stanley Capital I Trust 2019-NUGS
Series F, 4.344%, due 12/15/36 (1 Month U.S. LIBOR + 2.844%) (b)(c)		125,000		124,746
Morgan Stanley Capital I Trust 2019-PLND
Series E, 2.234%, due 05/15/36 (1 Month U.S. LIBOR + 2.150%) (b)(c)		189,000		176,214
MSCG Trust 2018-SELF
Series 2018-SELF, 3.134%, due 10/15/37 (1 Month U.S. LIBOR + 3.050%) (b)(c)		150,000		150,000
Natixis Commercial Mortgage Securities Trust 2018-850T
Series D, 1.537%, due 07/15/33 (1 Month U.S. LIBOR + 1.454%) (b)(c)		152,000		150,197
NewRez Warehouse Securitization Trust 2021-1
Series 21-1, 5.336%, due 05/25/55 (1 Month U.S. LIBOR + 5.250%) (b)(c)		1,000,000		1,003,519
One New York Plaza Trust 2020-1NYP
Series C, 2.284%, due 01/15/26 (1 Month U.S. LIBOR + 2.200%) (b)(c)		160,000		160,800
PFMT 2021-J1 A10
2.000%, due 12/31/49 (f)		200,000		189,482
PR Mortgage Loan Trust 2014-1
Series 2014-1, 5.901%, due 10/25/49 (c)(d)(e)		1,414,739		1,397,353
RCKT Mortgage Trust 2021-1
Series 2021-1, 2.727%, due 03/25/51 (c)(d)		493,434		478,489
Renaissance Home Equity Loan Trust 2004-4
Series 2004-4, 5.818%, due 02/25/35		344,778		350,722
RLGH Trust 2021-TROT
Series 2021-TROT, 1.798%, due 04/15/36 (1 Month U.S. LIBOR + 1.714%) (b)(c)		175,000		175,104
Sequoia Mortgage Trust 2021-3
Series B-3, 2.664%, due 05/25/51 (c)(d)		494,912		481,276
Soho Trust 2021-SOHO
Series 2021-SOHO, 2.786%, due 08/10/38 (c)(d)		168,000		159,985
Tharaldson Hotel Portfolio Trust 2018-THPT
Series E, 3.413%, due 11/11/34 (1 Month U.S. LIBOR + 3.330%) (b)(c)		113,411		112,773
TTAN 2021-MHC
Series 2021-MHC, 2.984%, due 03/15/38 (1 Month U.S. LIBOR + 2.900%) (b)(c)		200,000		200,063
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C4, 4.594%, due 10/15/50 (d)		250,000		259,678
Velocity Commercial Capital Loan Trust 2020-2
5.000%, due 05/25/50 (c)(d)		500,000		489,803
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
Series 2007-HY3, 2.819%, due 03/25/37 (d)		420,763		388,449
Wells Fargo Commercial Mortgage Trust 2016-C37
Series C, 4.638%, due 12/15/49 (d)		132,000		140,823
Wells Fargo Commercial Mortgage Trust 2021-C59
Series E, 2.500%, due 04/15/54 (c)		400,000		337,064
WFRBS Commercial Mortgage Trust 2013-C12
Series 2013-C12, 3.500%, due 03/15/48 (c)		900,000		770,665
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 3.497%, due 08/15/47 (c)		300,000		243,386
Total Non-Agency Mortgage-Backed Obligations (Cost $38,385,339)				38,516,095

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 1.9%
BANK 2017-BNK8
Series 2017-BNK8, 1.406%, due 11/15/50 (c)(d)		7,050,000		491,915
BANK 2018-BNK11
Series 2018-BNK11, 0.619%, due 03/15/61 (d)		11,496,807		326,008
BANK 2019-BNK21
Series 2019-BNK21, 0.991%, due 10/17/52 (d)		4,281,146		246,471
BANK 2020-BNK30
Series 2020-BNK30, 1.440%, due 12/15/53 (d)		1,289,336		121,041
Barclays Commercial Mortgage Trust 2019-C3
Series 2019-C3, 1.501%, due 05/15/52 (d)		1,460,445		125,806
BBCMS Mortgage Trust 2021-C11
Series 2021-C11, 1.524%, due 09/15/54 (c)(d)		1,255,000		164,299
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 1.750%, due 07/15/51 (c)(d)		7,000,000		719,755
Benchmark 2019-B10 Mortgage Trust
Series 2019-B10, 1.062%, due 03/15/62 (c)(d)		2,820,000		179,976
Benchmark 2020-B17 Mortgage Trust
Series 2020-B17, 1.541%, due 03/15/53 (d)		2,537,183		213,700
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 1.918%, due 07/15/53 (d)		1,558,034		168,338
Benchmark 2020-B22 Mortgage Trust
Series 2020-B22, 1.635%, due 01/15/54 (d)		1,287,152		150,191
Benchmark 2021-B25 Mortgage Trust
Series 2021-B25, 1.231%, due 04/15/54 (d)		2,236,823		190,930
CD 2017-CD4 Mortgage Trust
Series 2017-CD4, 1.434%, due 05/10/50 (d)		1,700,671		86,036
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4, 1.798%, due 05/10/58 (d)		712,632		44,143
CFCRE Commercial Mortgage Trust 2017-C8
Series 2017-C8, 1.713%, due 06/15/50 (d)		1,245,182		77,314
Citigroup Commercial Mortgage Trust 2016-C1
Series XA, 2.010%, due 05/10/49 (d)		782,338		55,761
Citigroup Commercial Mortgage Trust 2017-P8
Series X-A, 1.037%, due 09/15/50 (d)		992,972		44,123
Citigroup Commercial Mortgage Trust 2019-C7
Series X-A, 1.002%, due 12/15/72 (d)		6,261,359		375,111
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4, 2.230%, due 12/10/44 (c)(d)		6,773,942		377
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CCRE12, 1.289%, due 10/10/46 (d)		3,100,927		59,059
COMM 2015-LC21 Mortgage Trust
Series 2015-LC21, 0.820%, due 07/10/48 (d)		1,451,920		31,896
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-C6, 2.031%, due 01/15/49 (d)		628,037		44,359
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-CX10, 0.847%, due 11/15/50 (d)		5,522,691		187,722
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-CX12, 0.748%, due 08/15/51 (d)		4,505,106		143,919
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.100%, due 04/25/29 (c)		5,104,865		22,811
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.100%, due 05/25/29 (c)		570,000		3,088
GS Mortgage Securities Corp. II
Series 2013-GC10, 1.625%, due 02/10/46 (d)		1,800,291		25,320
GS Mortgage Securities Trust 2011-GC3
Series 2011-GC3, 0.291%, due 03/10/44 (c)(d)		684,131		2,077
GS Mortgage Securities Trust 2019-GC42
Series X-A, 0.934%, due 09/01/52 (d)		2,319,330		125,538
GS Mortgage Securities Trust 2020-GC47
Series X-A, 1.246%, due 05/12/53 (d)		1,464,905		121,481
GS Mortgage Securities Trust 2020-GSA2
Series X-A, 1.851%, due 12/12/53 (c)(d)		1,211,705		150,917
JPMBB Commercial Mortgage Securities Trust 2014-C19
Series X-A, 0.814%, due 04/15/47 (d)		14,472,551		180,322
JPMDB Commercial Mortgage Securities Trust 2016-C2
Series X-A, 1.709%, due 06/15/49 (d)		1,007,814		52,434
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 1.920%, due 03/10/49 (c)(d)		1,199,304		47,359
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-5, 1.095%, due 03/10/50 (c)(d)		2,246,710		53,868
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 1.110%, due 11/15/46 (d)		4,803,885		74,195
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19
Series 2014-C19, 1.116%, due 12/15/47 (d)		2,209,330		56,042
Morgan Stanley Capital I Trust 2016-UBS12
Series X-A, 0.848%, due 12/15/49 (d)		3,040,187		81,051
PMTT4
Series 2017-PM1, 0.000%, due 10/25/48 (c)		237,463,553		231,218
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-C5, 2.073%, due 10/10/48 (d)		1,086,086		66,716
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C9, 1.039%, due 03/15/51 (d)		2,483,080		118,286
Wells Fargo Commercial Mortgage Trust 2018-C45
Series X-A, 0.954%, due 06/15/51 (d)		5,223,610		246,374
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $8,225,210)				5,907,347

ASSET-BACKED SECURITIES - 6.8%
Air Canada 2017-1 Class B Pass Through Trust
Series 2017-1, 3.700%, due 01/15/26 (c)		706,349		686,041
AMSR 2021-SFR1 Trust
Series 2021-SFR1, 2.900%, due 06/17/38 (c)		1,200,000		1,192,182
AMSR 2021-SFR3 Trust
Series 2021-SFR3, 4.896%, due 10/17/38 (c)		550,000		547,656
Applebee's Funding LLC
Series 2019-1, 4.194%, due 06/07/49 (c)		148,500		151,148
Series 2019-1, 4.723%, due 06/07/49 (c)		99,000		104,728
AQUA FIN TR 2021-A
Series 2021-A, 0.000%, due 07/17/46 (c)		150,000		149,756
BCAPB LLC Trust 2007-AB1
Series 2007-AB1, 4.801%, due 03/25/37		3,335,733		2,110,896
CARDS II Trust
Series 2021-1, 0.931%, due 04/15/27 (c)		150,000		149,616
Carmax Auto Owner Trust 2019-3
Series 2019-3, 2.850%, due 01/15/26		100,000		103,275
Castlelake Aircraft Structured Trust 2019-1
Series 2091-1, 6.899%, due 04/15/39 (c)		907,265		747,260
CLNC 2019-FL1 Ltd.
Series 2019-FL1, 2.064%, due 08/20/35 (30 Day SOFR + 2.014%) (b)(c)(e)		100,000		99,605
Commonbond Student Loan Trust 2018-BGS
Series C, 4.120%, due 09/25/45 (c)		11,968		12,295
Countrywide Asset-Backed Certificates
Series 2006-6, 0.426%, due 09/25/36 (1 Month U.S LIBOR + 0.340%) (b)		866,998		854,314
DB Master Finance LLC
Series 2017-1, 3.629%, due 11/20/47 (c)		193,000		193,829
Series 2019-1, 3.787%, due 05/20/49 (c)		166,600		167,520
Series 2019-1, 4.021%, due 05/20/49 (c)		88,200		91,758
Domino's Pizza Master Issuer LLC
Series 3.15100, 3.151%, due 04/25/51 (c)		99,750		104,759
First Franklin Mortgage Loan Trust 2004-FF10
Series M-1, 1.361%, due 07/25/34 (1 Month U.S LIBOR + 1.275%) (b)		235,914		236,697
FirstKey Homes 2020-SFR2 Trust
Series TR, 1.266%, due 10/19/37 (c)		99,716		99,218
Home Partners of America 2018-1 Trust
Series 2018-1, 1.535%, due 07/17/37 (1 Month U.S LIBOR + 1.450%) (b)(c)		135,000		134,950
Home Partners of America 2019-1 Trust
Series 2019-1, 3.157%, due 09/17/39 (c)		89,449		89,836
Jack in the Box Funding LLC
Series 2019-1A, 4.476%, due 08/25/49 (c)		114,138		119,599
Marlette Funding Trust 2019-3
Series 2019-3, 3.070%, due 09/17/29 (c)		200,000		201,102
Mill City Solar Loan 2019-2 Ltd.
Series 2019-2, 3.690%, due 07/20/43 (c)		96,475		102,348
Mosaic Solar Loan Trust 2018-1
Series 2018-1, 4.010%, due 06/22/43 (c)		238,453		254,600
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.200%, due 02/22/44 (c)		250,513		269,734
Series 2018-2-GS, 4.740%, due 02/22/44 (c)		312,344		329,627
MVW Owner Trust 2018-1
Series 2018-1, 3.450%, due 01/21/36 (c)		38,148		39,542
Navient Private Education Refi Loan Trust 2020-H
Series A, 1.310%, due 01/15/69 (c)		159,665		160,479
Neighborly Issuer LLC
Series A-2, 3.584%, due 04/30/51 (c)		498,750		511,218
Oscar US Funding XI LLC
Series A-4, 2.680%, due 09/10/26 (c)		150,000		153,211
Progress Residential 2020-SFR3 Trust
Series TR, 4.105%, due 10/17/27 (c)		2,000,000		2,052,683
Progress Residential 2021-SFR3
Series TR, 4.254%, due 05/17/26 (c)		1,100,000		1,096,469
Progress Residential Trust
Series TR, 4.003%, due 07/17/38 (c)		700,000		705,499
Santander Drive Auto Receivables Trust 2018-1
Series 2018-1, 4.370%, due 05/15/25 (c)		750,000		761,841
Sofi Consumer Loan Program 2018-1 Trust
Series C, 3.970%, due 02/25/27 (c)		250,000		254,229
Sofi Consumer Loan Program 2018-2 Trust
Series C, 4.250%, due 04/26/27 (c)		215,000		218,826
Sofi Consumer Loan Program 2018-3 Trust
Series C, 4.670%, due 08/25/27 (c)		150,000		155,927
SoFi Consumer Loan Program 2018-4 Trust
Series D, 4.760%, due 11/26/27 (c)		500,000		514,951
Sofi Professional Loan Program 2018-C Trust
Series R-1, 0.000%, due 01/25/48 (c)(e)		10,000		229,668
Sofi Professional Loan Program 2021-A Trust
0.000%, due 08/17/43 (c)		23,000		536,938
SoFi Professional Loan Program 2021-B Trust
0.000%, due 02/15/47 (c)(e)		10,000		657,895
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC3
Series A3, 0.406%, due 10/25/36 (1 Month U.S LIBOR + 0.320%) (b)		640,805		620,292
Sunnova Sol II Issuer LLC
Series A, 2.730%, due 11/01/55 (c)		493,780		502,608
Sunrun Xanadu Issuer 2019-1 LLC
Series 2019-1, 3.980%, due 06/30/54 (c)		123,164		131,341
Taco Bell Funding LLC
Series 2016-1, 4.970%, due 05/25/46 (c)		414,598		442,252
Series 1.94600, 1.946%, due 08/25/51 (c)		100,000		99,923
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-1, 5.875%, due 10/15/27		301,429		334,628
VOLT XCII LLC
Series 2021-NPL1, 4.949%, due 02/27/51 (c)		700,000		699,992
Wendy's Funding LLC
Series 2019-1, 3.783%, due 06/15/49 (c)		93,250		97,280
Wingstop Funding LLC
Series 2020-1, 2.841%, due 12/05/50 (c)		248,750		253,329
Zaxby's Funding LLC
Series 2021-1, 3.238%, due 07/30/51 (c)		150,000		152,505
Total Asset-Backed Securities (Cost $21,524,127)				20,687,875

COLLATERALIZED LOAN OBLIGATIONS - 5.6% (b)
ACREC 2021-FL1 Ltd.
Series 2021-FL1, 2.235%, due 10/18/36 (1 Month U.S. LIBOR + 2.150%) (c)(e)		375,000		375,000
ALM 2020 Ltd.
Series 2020-1, 1.976%, due 10/15/29 (3 Month U.S. LIBOR + 1.850%) (c)		500,000		500,052
Annisa CLO Ltd. 2016-2
Series 2016-R, 2.134%, due 07/20/31 (3 Month U.S. LIBOR + 2.000%) (c)		1,000,000		1,000,063
Arbor Realty Collateralized Loan Obligation 2020-FL1 Ltd.
Series 2020-FL1, 1.964%, due 02/15/35 (30 Day SOFR + 1.914%) (c)(e)		100,000		100,060
Arbor Realty Collateralized Loan Obligation 2020-FL1 Ltd.
Series 2020-FL1, 2.614%, due 02/15/35 (30 Day SOFR + 2.564%) (c)(e)		170,000		170,102
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
Series 2019-FL1, 1.784%, due 05/15/37 (1 Month U.S. LIBOR + 1.700%) (c)(e)		100,000		100,030
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
Series 2019-FL1, 2.184%, due 05/15/37 (1 Month U.S. LIBOR + 2.100%) (c)(e)		325,000		325,098
Ares XLIX CLO Ltd.
Series 2018-49, 2.088%, due 07/22/30 (3 Month U.S. LIBOR + 1.950%) (c)		1,000,000		1,000,031
Atrium IX
Series 2013-40R, 3.721%, due 05/28/30 (3 Month U.S. LIBOR + 3.600%) (c)		500,000		499,968
BDS 2019-FL4 Ltd.
Series 2019-FL4, 1.834%, due 08/15/36 (1 Month U.S. LIBOR + 1.750%) (c)(e)		100,000		99,766
BDS 2020-FL5 Ltd.
Series LTD, 2.214%, due 02/16/37 (30 Day SOFR + 2.164%) (c)(e)		340,000		339,629
Benefit Street Partners CLO X Ltd.
Series FLT, 2.284%, due 04/20/34 (3 Month U.S. LIBOR + 2.150%) (c)		250,000		249,999
BlueMountain CLO XXVIII Ltd.
Series C, 2.126%, due 04/15/34 (3 Month U.S. LIBOR + 2.000%) (c)		250,000		249,612
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1R, 2.879%, due 01/30/31 (3 Month U.S. LIBOR + 2.750%) (c)		250,000		239,143
Canyon Capital CLO 2021-2 Ltd.
Series D, 3.505%, due 04/15/34 (3 Month U.S. LIBOR + 3.350%) (c)		500,000		500,445
Carlyle Global Market Strategies CLO 2015-3 Ltd.
Series C-R, 2.982%, due 07/28/28 (3 Month U.S. LIBOR + 2.850%) (c)		500,000		496,481
CIFC Funding 2015-IV Ltd.
Series IVR2, 2.034%, due 04/20/34 (3 Month U.S. LIBOR + 1.900%) (c)		250,000		250,076
CIFC Funding 2015-V Ltd.
Series 2015-5R, 3.075%, due 10/25/27 (3 Month U.S. LIBOR + 2.950%) (c)		345,000		346,417
CIFC Funding 2021-IV Ltd.
Series 2021-IV, 2.994%, due 07/15/33 (3 Month U.S. LIBOR + 2.900%) (c)		500,000		500,508
Dryden 33 Senior Loan Fund
Series FLT, 3.776%, due 04/15/29 (3 Month U.S. LIBOR + 3.650%) (c)		500,000		500,064
Dryden 40 Senior Loan Fund
Series 2015-40R, 2.225%, due 08/15/31 (3 Month U.S. LIBOR + 2.100%) (c)		500,000		500,200
Goldentree Loan Management US CLO 2 Ltd.
Series D, 2.784%, due 11/28/30 (3 Month U.S. LIBOR + 2.650%) (c)		500,000		493,796
Greystone CRE Notes 2019-FL2 Ltd.
Series B, 1.684%, due 09/15/37 (1 Month U.S. LIBOR + 1.600%) (c)(e)		100,000		99,880
Greystone CRE Notes 2019-FL2 Ltd.
Series C, 2.084%, due 09/15/37 (1 Month U.S. LIBOR + 2.000%) (c)(e)		200,000		199,620
Greystone CRE Notes 2019-FL2 Ltd.
Series D, 2.484%, due 09/15/37 (1 Month U.S. LIBOR + 2.400%) (c)(e)		183,000		182,543
Hayfin Kingsland VIII Ltd.
Series 2018-8, 1.614%, due 04/20/31 (3 Month U.S. LIBOR + 1.480%) (c)		500,000		496,393
LCM XXIV Ltd.
Series LTD, 2.034%, due 03/20/30 (3 Month U.S. LIBOR + 1.900%) (c)		250,000		250,000
LoanCore 2019-CRE2 Issuer Ltd.
Series B, 1.784%, due 05/15/36 (1 Month U.S. LIBOR + 1.700%) (c)(e)		100,000		100,000
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series C, 1.876%, due 04/16/33 (3 Month U.S. LIBOR + 1.750%) (c)		250,000		250,068
NLY Commercial Mortgage Trust
Series LTD, 1.984%, due 02/15/36 (1 Month U.S. LIBOR + 1.900%) (c)(e)		100,000		99,754
Octagon Investment Partners 30 Ltd.
Series B-R, 2.084%, due 03/17/30 (3 Month U.S. LIBOR + 1.950%) (c)		250,000		249,875
Octagon Investment Partners 31 LLC
Series C-R, 2.184%, due 07/20/30 (3 Month U.S. LIBOR + 2.050%) (c)		280,000		280,006
Octagon Investment Partners XIV Ltd.
Series LTD, 4.026%, due 07/15/29 (3 Month U.S. LIBOR + 3.900%) (c)		500,000		500,067
OHA Credit Funding 5 Ltd.
Series E, 6.384%, due 04/18/33 (3 Month U.S. LIBOR + 6.250%) (c)		500,000		500,142
OHA Credit Funding 8 Ltd.
Series 2021-8, 2.088%, due 01/18/34 (3 Month U.S. LIBOR + 1.900%) (c)		250,000		250,062
OHA Credit Partners XIII Ltd.
Series D-R, 3.346%, due 10/25/34 (3 Month U.S. LIBOR + 3.200%) (c)		500,000		500,747
OHA Loan Funding 2013-1 Ltd.
Series FLT, 2.208%, due 07/23/31 (3 Month U.S. LIBOR + 2.070%) (c)		500,000		500,091
Palmer Square CLO 2015-1 Ltd.
Series FLT, 1.981%, due 05/21/34 (3 Month U.S. LIBOR + 1.850%) (c)		500,000		500,323
Palmer Square CLO 2018-3 Ltd.
Series C, 2.425%, due 08/15/26 (3 Month U.S. LIBOR + 2.300%) (c)		1,000,000		999,991
Sound Point CLO XIV Ltd.
Series C-R, 2.188%, due 01/23/29 (3 Month U.S. LIBOR + 2.050%) (c)		250,000		249,832
TCI-Flatiron CLO 2018-1 Ltd.
Series C-R, 1.880%, due 01/29/32 (3 Month U.S. LIBOR + 1.750%) (c)		250,000		250,144
TCW CLO 2021-1 Ltd.
Series LTD, 2.034%, due 03/18/34 (3 Month U.S. LIBOR + 1.900%) (c)		250,000		250,076
Venture XIV CLO Ltd.
Series FLT, 1.671%, due 08/28/29 (3 Month U.S. LIBOR + 1.550%) (c)		500,000		500,828
Wind River 2014-3 CLO Ltd.
Series FLT, 3.538%, due 10/22/31 (3 Month U.S. LIBOR + 3.400%) (c)		500,000		488,127
York CLO-6 Ltd.
Series 2019-6, 2.188%, due 07/22/32 (3 Month U.S. LIBOR + 2.050%) (c)		500,000		500,148
Total Collateralized Loan Obligations (Cost $16,993,065)				17,035,257

CORPORATE BONDS - 17.8%
Basic Materials - 0.7%
Arconic Corp.
6.125%, due 02/15/28 (c)		55,000		58,025
Cleveland-Cliffs, Inc.
4.625%, due 03/01/29 (c)		295,000		302,006
4.875%, due 03/01/31 (c)		180,000		185,400
Coeur Mining, Inc.
5.125%, due 02/15/29 (a)(c)		45,000		43,200
Compass Minerals International, Inc.
6.750%, due 12/01/27 (c)		25,000		26,625
CVR Partners LP
6.125%, due 06/15/28 (c)		20,000		20,900
Ecolab, Inc.
1.000%, due 01/15/24	EUR	150,000		178,016
Element Solutions, Inc.
3.875%, due 09/01/28 (c)		$25,000		25,312
Freeport-McMoRan, Inc.
4.125%, due 03/01/28		50,000		51,688
4.625%, due 08/01/30		200,000		215,500
5.450%, due 03/15/43		385,000		474,031
Glencore Funding LLC
1.625%, due 04/27/26 (c)		60,000		59,714
3.375%, due 09/23/51 (c)		40,000		37,982
Illuminate Buyer LLC
9.000%, due 07/01/28 (c)		25,000		27,562
Iris Holdings, Inc.
8.750%, due 02/15/26 (c)		25,000		25,459
Joseph T Ryerson & Son, Inc.
8.500%, due 08/01/28 (c)		4,000		4,440
Kraton Polymers LLC
4.250%, due 12/15/25 (c)		75,000		78,375
Novelis Corp.
3.875%, due 08/15/31 (c)		25,000		24,750
Olin Corp.
5.125%, due 09/15/27		25,000		25,969
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26 (c)		25,000		26,000
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28 (c)		185,000		187,493
6.625%, due 05/01/29 (c)		10,000		9,756
Tronox, Inc.
4.625%, due 03/15/29 (c)		20,000		19,850
Unifrax Escrow Issuer Corp.
5.250%, due 09/30/28 (c)		5,000		5,062
Venator Finance Sarl
5.750%, due 07/15/25 (c)		25,000		23,563
WR Grace Holdings LLC
5.625%, due 08/15/29 (c)		40,000		41,300
				2,177,978
Communications - 2.7%
ANGI Group LLC
3.875%, due 08/15/28 (c)		135,000		133,650
AT&T, Inc.
3.500%, due 09/15/53		120,000		118,028
3.550%, due 09/15/55		53,000		52,311
Avaya, Inc.
6.125%, due 09/15/28 (c)		35,000		36,750
Beasley Mezzanine Holdings LLC
8.625%, due 02/01/26 (c)		25,000		25,594
Cable One, Inc.
4.000%, due 11/15/30 (c)		100,000		99,625
CCO Holdings LLC
5.125%, due 05/01/27 (c)		360,000		374,850
4.750%, due 03/01/30 (c)		230,000		240,062
4.500%, due 08/15/30 (c)		125,000		128,750
4.250%, due 02/01/31 (c)		35,000		35,525
4.500%, due 06/01/33 (c)		100,000		101,875
4.250%, due 01/15/34 (c)		55,000		54,450
Cengage Learning, Inc.
9.500%, due 06/15/24 (c)		40,000		40,800
Charter Communications Operating LLC
4.908%, due 07/23/25		170,000		191,013
2.800%, due 04/01/31		130,000		130,622
5.750%, due 04/01/48		180,000		227,276
5.125%, due 07/01/49		345,000		406,039
Clear Channel Outdoor Holdings, Inc.
7.500%, due 06/01/29 (c)		55,000		57,337
Comcast Corp.
3.400%, due 04/01/30		85,000		93,602
1.500%, due 02/15/31		105,000		98,998
CommScope Technologies LLC
5.000%, due 03/15/27 (c)		25,000		23,750
CommScope, Inc.
4.750%, due 09/01/29 (c)		40,000		40,050
CSC Holdings LLC
5.250%, due 06/01/24		25,000		26,687
Diamond Sports Group LLC
5.375%, due 08/15/26 (c)		20,000		13,200
DIRECTV Holdings LLC
5.875%, due 08/15/27 (c)		55,000		57,337
DISH DBS Corp.
5.875%, due 11/15/24		35,000		37,625
5.125%, due 06/01/29		55,000		53,762
DISH Network Corp. CVRT
3.375%, due 08/15/26		125,000		130,665
Embarq Corp.
7.995%, due 06/01/36		25,000		26,750
Endure Digital, Inc.
6.000%, due 02/15/29 (c)		45,000		42,637
Expedia Group, Inc.
3.250%, due 02/15/30		85,000		87,622
Frontier Communications Corp.
5.875%, due 10/15/27 (c)		10,000		10,625
5.000%, due 05/01/28 (c)		50,000		52,500
6.750%, due 05/01/29 (c)		15,000		15,825
GCI LLC
4.750%, due 10/15/28 (c)		210,000		219,975
GTT Communications, Inc.
7.875%, due 12/31/24 (c)(e)		20,000		2,000
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		25,000		28,437
iHeartCommunications, Inc.
8.375%, due 05/01/27		35,000		37,362
Liberty Broadband Corp. CVRT
1.250%, due 09/30/50 (c)		245,000		248,014
2.750%, due 09/30/50 (c)		165,000		174,065
Liberty Media Corp. CVRT
0.500%, due 12/01/50 (c)		100,000		120,895
LogMeIn, Inc.
5.500%, due 09/01/27 (c)		5,000		5,088
Lumen Technologies, Inc.
5.125%, due 12/15/26 (c)		40,000		41,400
4.000%, due 02/15/27 (c)		30,000		30,562
Match Group Holdings II LLC
4.125%, due 08/01/30 (c)		135,000		140,569
Mav Acquisition Corp.
8.000%, due 08/01/29 (c)		25,000		23,875
MercadoLibre, Inc.
2.375%, due 01/14/26		200,000		196,750
Meredith Corp.
6.875%, due 02/01/26		23,000		23,776
Midas OpCo Holdings LLC
5.625%, due 08/15/29 (c)		25,000		25,813
Midcontinent Communications
5.375%, due 08/15/27 (c)		25,000		25,906
Netflix, Inc.
4.375%, due 11/15/26		135,000		150,525
4.875%, due 04/15/28		60,000		69,150
5.875%, due 11/15/28		25,000		30,500
5.375%, due 11/15/29 (c)		210,000		254,363
News Corp.
3.875%, due 05/15/29 (c)		335,000		344,631
Nexstar Broadcasting, Inc.
5.625%, due 07/15/27 (c)		25,000		26,438
Omnicom Group, Inc.
2.600%, due 08/01/31		160,000		162,897
Radiate Holdco LLC
4.500%, due 09/15/26 (c)		290,000		299,425
Scripps Escrow II, Inc.
3.875%, due 01/15/29 (c)		25,000		25,094
Scripps Escrow, Inc.
5.875%, due 07/15/27 (c)		45,000		45,956
Sinclair Television Group, Inc.
4.125%, due 12/01/30 (c)		25,000		24,438
Sirius XM Radio, Inc.
5.000%, due 08/01/27 (c)		25,000		26,000
4.125%, due 07/01/30 (c)		20,000		20,175
Spanish Broadcasting System, Inc.
9.750%, due 03/01/26 (c)		25,000		26,188
Sprint Capital Corp.
8.750%, due 03/15/32		210,000		315,000
Sprint Corp.
7.125%, due 06/15/24		35,000		39,856
7.625%, due 03/01/26		25,000		30,313
TEGNA, Inc.
5.000%, due 09/15/29		25,000		25,689
The Interpublic Group of Cos., Inc.
4.650%, due 10/01/28		80,000		93,135
T-Mobile USA, Inc.
2.250%, due 02/15/26		90,000		91,006
2.625%, due 04/15/26		45,000		46,037
4.750%, due 02/01/28		35,000		37,144
2.625%, due 02/15/29		90,000		90,954
3.375%, due 04/15/29		110,000		114,825
3.375%, due 04/15/29 (c)		5,000		5,222
2.875%, due 02/15/31		100,000		101,040
3.500%, due 04/15/31		65,000		68,398
3.500%, due 04/15/31 (c)		90,000		94,858
Townsquare Media, Inc.
6.875%, due 02/01/26 (c)		105,000		110,644
TripAdvisor, Inc.
7.000%, due 07/15/25 (c)		160,000		169,600
Uber Technologies, Inc.
8.000%, due 11/01/26 (c)		126,000		133,875
7.500%, due 09/15/27 (c)		35,000		38,150
4.500%, due 08/15/29 (c)		30,000		30,075
Uber Technologies, Inc. CVRT
0.000%, due 12/15/25 (c)		195,000		190,277
Univision Communications, Inc.
6.625%, due 06/01/27 (c)		25,000		27,063
4.500%, due 05/01/29 (c)		30,000		30,450
Urban One, Inc.
7.375%, due 02/01/28 (c)		25,000		26,813
Verizon Communications, Inc.
1.225%, due 05/15/25 (3 Month U.S. LIBOR + 1.100%) (b)		90,000		92,470
ViacomCBS, Inc.
6.250%, due 02/28/57 (3 Month U.S. LIBOR + 3.899%) (b)		25,000		28,500
Viasat, Inc.
5.625%, due 09/15/25 (c)		25,000		25,250
Viavi Solutions, Inc.
3.750%, due 10/01/29 (c)		20,000		20,000
				8,193,103
Consumer, Cyclical - 3.4%
Academy Ltd.
6.000%, due 11/15/27 (c)		25,000		26,937
Adams Homes, Inc.
7.500%, due 02/15/25 (c)		25,000		26,219
Affinity Gaming
6.875%, due 12/15/27 (c)		25,000		26,250
Allison Transmission, Inc.
5.875%, due 06/01/29 (c)		25,000		27,156
Ambience Merger Sub, Inc.
7.125%, due 07/15/29 (c)		20,000		20,100
American Airlines Group, Inc.
5.000%, due 06/01/22 (c)		160,000		160,000
American Airlines Group, Inc. CVRT
6.500%, due 07/01/25		285,000		439,365
American Airlines, Inc.
5.500%, due 04/20/26 (c)		220,000		231,275
5.750%, due 04/20/29 (c)		215,000		231,662
American Axle & Manufacturing, Inc.
6.875%, due 07/01/28 (a)		25,000		26,562
5.000%, due 10/01/29 (a)		55,000		53,625
Aramark Services, Inc.
6.375%, due 05/01/25 (c)		35,000		36,750
Asbury Automotive Group, Inc.
4.750%, due 03/01/30		25,000		26,000
Bally's Corp.
6.750%, due 06/01/27 (c)		33,000		36,011
Boyd Gaming Corp.
8.625%, due 06/01/25 (c)		25,000		27,125
4.750%, due 06/15/31 (c)		250,000		257,812
Boyne USA, Inc.
4.750%, due 05/15/29 (c)		110,000		113,300
Burlington Stores, Inc. CVRT
2.250%, due 04/15/25		225,000		329,105
Caesars Entertainment, Inc.
6.250%, due 07/01/25 (c)		70,000		73,675
4.625%, due 10/15/29 (c)		5,000		5,087
Caesars Resort Collection LLC
5.250%, due 10/15/25 (c)		39,000		39,585
CCM Merger, Inc.
6.375%, due 05/01/26 (c)		25,000		26,281
Cedar Fair LP
5.250%, due 07/15/29		30,000		30,750
Century Communities, Inc.
3.875%, due 08/15/29 (c)		25,000		25,187
Clarios Global LP
6.250%, due 05/15/26 (c)		39,000		40,950
Delta Air Lines 2020-1 Class A Pass Through Trust
2.500%, due 06/10/28		90,964		91,396
Delta Air Lines, Inc.
2.900%, due 10/28/24		100,000		102,250
7.000%, due 05/01/25 (c)		126,000		147,105
4.500%, due 10/20/25 (c)		150,000		160,844
7.375%, due 01/15/26		35,000		41,300
4.750%, due 10/20/28 (c)		708,000		787,705
Dollar Tree, Inc.
4.000%, due 05/15/25		170,000		185,954
Ferrellgas Escrow LLC
5.375%, due 04/01/26 (c)		25,000		24,375
Foot Locker, Inc.
4.000%, due 10/01/29 (c)		10,000		9,987
Ford Motor Co.
8.500%, due 04/21/23		295,000		324,494
7.450%, due 07/16/31		35,000		45,665
Ford Motor Credit Co. LLC
3.350%, due 11/01/22		200,000		203,503
3.370%, due 11/17/23		200,000		205,244
2.748%, due 06/14/24	GBP	100,000		136,032
4.125%, due 08/17/27		$300,000		317,926
3.625%, due 06/17/31		245,000		247,467
General Motors Financial Co., Inc.
1.135%, due 01/05/23 (3 Month U.S. LIBOR + 0.990%) (b)		150,000		151,179
3.950%, due 04/13/24		5,000		5,343
Golden Entertainment, Inc.
7.625%, due 04/15/26 (c)		25,000		26,406
Golden Nugget, Inc.
6.750%, due 10/15/24 (c)		65,000		65,000
Hilton Domestic Operating Co., Inc.
4.875%, due 01/15/30		65,000		69,712
3.625%, due 02/15/32 (c)		100,000		98,250
Hilton Grand Vacations Borrower Escrow LLC
5.000%, due 06/01/29 (c)		120,000		122,250
Hyatt Hotels Corp.
5.750%, due 04/23/30		148,000		177,262
Installed Building Products, Inc.
5.750%, due 02/01/28 (c)		25,000		26,281
Interface, Inc.
5.500%, due 12/01/28 (c)		25,000		26,312
IRB Holding Corp.
7.000%, due 06/15/25 (c)		25,000		26,500
L Brands, Inc.
6.750%, due 07/01/36		25,000		31,094
LBM Acquisition LLC
6.250%, due 01/15/29 (c)		25,000		24,937
LCM Investments Holdings II LLC
4.875%, due 05/01/29 (c)		25,000		25,594
Lions Gate Capital Holdings LLC
5.500%, due 04/15/29 (c)		255,000		262,650
Live Nation Entertainment, Inc.
6.500%, due 05/15/27 (c)		40,000		43,900
M/I Homes, Inc.
3.950%, due 02/15/30 (c)		25,000		25,094
Marriott International, Inc.
3.125%, due 06/15/26		90,000		96,040
McDonald's Corp.
3.600%, due 07/01/30		85,000		94,289
Meritage Homes Corp.
5.125%, due 06/06/27		25,000		27,844
Meritor, Inc.
4.500%, due 12/15/28 (c)		25,000		25,063
MGM Resorts International
6.750%, due 05/01/25		60,000		63,450
5.500%, due 04/15/27		25,000		27,187
4.750%, due 10/15/28		20,000		21,075
Midwest Gaming Borrower LLC
4.875%, due 05/01/29 (c)		55,000		56,031
Mileage Plus Holdings LLC
6.500%, due 06/20/27 (c)		175,000		190,313
Murphy Oil USA, Inc.
5.625%, due 05/01/27		25,000		26,156
Newell Brands, Inc.
4.700%, due 04/01/26		35,000		38,631
Penn National Gaming, Inc.
4.125%, due 07/01/29 (c)		25,000		24,719
Premier Entertainment Sub LLC
5.625%, due 09/01/29 (c)		115,000		116,006
5.875%, due 09/01/31 (c)		150,000		151,688
Real Hero Merger Sub 2, Inc.
6.250%, due 02/01/29 (c)		25,000		25,875
Scientific Games International, Inc.
5.000%, due 10/15/25 (c)		25,000		25,656
7.250%, due 11/15/29 (c)		30,000		33,600
Shea Homes LP
4.750%, due 04/01/29 (c)		25,000		25,625
Sizzling Platter LLC
8.500%, due 11/28/25 (c)		25,000		25,750
Sonic Automotive, Inc.
6.125%, due 03/15/27		25,000		25,938
Southwest Airlines Co. CVRT
1.250%, due 05/01/25		180,000		266,854
Specialty Building Products Holdings LLC
6.375%, due 09/30/26 (c)		25,000		26,250
Speedway Motorsports LLC
4.875%, due 11/01/27 (c)		25,000		25,469
SRS Distribution, Inc.
4.625%, due 07/01/28 (c)		50,000		51,000
6.125%, due 07/01/29 (c)		25,000		25,750
Staples, Inc.
7.500%, due 04/15/26 (c)		25,000		25,313
10.750%, due 04/15/27 (c)		25,000		24,250
Station Casinos LLC
4.500%, due 02/15/28 (c)		25,000		25,313
STL Holding Co. LLC
7.500%, due 02/15/26 (c)		25,000		26,375
Suburban Propane Partners LP
5.000%, due 06/01/31 (c)		45,000		46,463
SWF Escrow Issuer Corp.
6.500%, due 10/01/29 (c)		50,000		48,438
Tempur Sealy International, Inc.
3.875%, due 10/15/31 (c)		20,000		20,000
Tenneco, Inc.
7.875%, due 01/15/29 (c)		25,000		27,875
The Gap, Inc.
3.875%, due 10/01/31 (c)		25,000		25,000
The Goodyear Tire & Rubber Co.
5.250%, due 07/15/31 (c)		50,000		53,250
The Scotts Miracle-Gro Co.
4.375%, due 02/01/32 (c)		25,000		25,125
The William Carter Co.
5.625%, due 03/15/27 (c)		25,000		26,031
Travel + Leisure Co.
6.625%, due 07/31/26 (c)		230,000		261,913
Tri Pointe Homes, Inc.
5.700%, due 06/15/28		25,000		27,188
United Airlines Holdings, Inc.
4.875%, due 01/15/25 (a)		25,000		25,688
United Airlines, Inc.
4.625%, due 04/15/29 (c)		30,000		30,975
Univar Solutions USA, Inc.
5.125%, due 12/01/27 (c)		25,000		26,281
Victoria's Secret & Co.
4.625%, due 07/15/29 (c)		90,000		91,125
Wheel Pros, Inc.
6.500%, due 05/15/29 (c)		25,000		24,250
Williams Scotsman International, Inc.
4.625%, due 08/15/28 (c)		25,000		26,000
WMG Acquisition Corp.
3.000%, due 02/15/31 (c)		440,000		429,550
Wolverine World Wide, Inc.
4.000%, due 08/15/29 (c)		25,000		25,250
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28 (c)		145,000		151,163
Yum! Brands, Inc.
4.750%, due 01/15/30 (c)		312,000		336,960
3.625%, due 03/15/31		365,000		368,194
4.625%, due 01/31/32		175,000		186,375
				10,476,384
Consumer, Non-cyclical - 3.5%
AbbVie, Inc.
4.700%, due 05/14/45		155,000		191,462
Acadia Healthcare Co., Inc.
5.500%, due 07/01/28 (c)		25,000		26,312
Acco Brands Corp.
4.250%, due 03/15/29 (c)		25,000		25,156
Albertsons Cos., Inc.
3.500%, due 03/15/29 (c)		25,000		24,906
Allied Universal Holdco LLC
6.625%, due 07/15/26 (c)		40,000		42,200
9.750%, due 07/15/27 (c)		70,000		76,037
Alta Equipment Group, Inc.
5.625%, due 04/15/26 (c)		25,000		25,687
Altria Group, Inc.
4.450%, due 05/06/50		85,000		90,139
AMN Healthcare, Inc.
4.625%, due 10/01/27 (c)		25,000		25,965
Anheuser-Busch Cos. LLC
4.900%, due 02/01/46		70,000		86,690
Anthem, Inc.
2.375%, due 01/15/25		90,000		93,678
B&G Foods, Inc.
5.250%, due 09/15/27		20,000		20,875
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27 (c)		25,000		25,906
Centene Corp.
4.625%, due 12/15/29		80,000		87,100
3.375%, due 02/15/30		340,000		351,900
3.000%, due 10/15/30		380,000		389,500
2.500%, due 03/01/31		320,000		314,293
2.625%, due 08/01/31		15,000		14,831
Chobani LLC
4.625%, due 11/15/28 (c)		10,000		10,350
Cigna Corp.
4.900%, due 12/15/48		155,000		198,891
Community Health Systems, Inc.
6.000%, due 01/15/29 (c)		45,000		47,812
6.875%, due 04/15/29 (c)		35,000		35,175
Constellation Brands, Inc.
3.150%, due 08/01/29		155,000		165,611
CoreLogic, Inc.
4.500%, due 05/01/28 (c)		30,000		29,662
CoStar Group, Inc.
2.800%, due 07/15/30 (c)		115,000		116,844
Coty, Inc.
5.000%, due 04/15/26 (c)		30,000		30,600
CPI CG, Inc.
8.625%, due 03/15/26 (c)		15,000		16,294
CVS Health Corp.
5.050%, due 03/25/48		110,000		141,745
DaVita, Inc.
4.625%, due 06/01/30 (c)		25,000		25,562
Encompass Health Corp.
4.625%, due 04/01/31		5,000		5,256
Flowers Foods, Inc.
2.400%, due 03/15/31		90,000		89,934
Gartner, Inc.
3.750%, due 10/01/30 (c)		125,000		128,750
Graham Holdings Co.
5.750%, due 06/01/26 (c)		25,000		26,062
HCA, Inc.
5.375%, due 02/01/25		285,000		318,131
4.125%, due 06/15/29		375,000		419,063
3.500%, due 09/01/30		651,000		689,246
Jaguar Holding Co. II
5.000%, due 06/15/28 (c)		25,000		26,875
JBS USA Food Co.
7.000%, due 01/15/26 (c)		200,000		209,250
KeHE Distributors LLC
8.625%, due 10/15/26 (c)		21,000		22,680
Kraft Heinz Foods Co.
3.000%, due 06/01/26		125,000		131,593
3.875%, due 05/15/27		75,000		82,149
4.250%, due 03/01/31		305,000		342,909
5.000%, due 07/15/35		40,000		49,301
6.875%, due 01/26/39		245,000		359,751
7.125%, due 08/01/39 (c)		35,000		52,899
4.625%, due 10/01/39		220,000		255,543
5.200%, due 07/15/45		45,000		57,005
4.375%, due 06/01/46		55,000		62,921
Kronos Acquisition Holdings, Inc.
5.000%, due 12/31/26 (c)		80,000		79,600
7.000%, due 12/31/27 (c)		45,000		42,975
Legacy LifePoint Health LLC
6.750%, due 04/15/25 (c)		25,000		26,250
4.375%, due 02/15/27 (c)		55,000		54,725
Metis Merger Sub LLC
6.500%, due 05/15/29 (c)		40,000		38,900
Mozart Debt Merger Sub, Inc.
3.875%, due 04/01/29 (c)		275,000		275,000
5.250%, due 10/01/29 (c)		285,000		288,735
MPH Acquisition Holdings LLC
5.750%, due 11/01/28 (c)		25,000		23,500
NESCO Holdings II, Inc.
5.500%, due 04/15/29 (c)		25,000		25,937
Nielsen Finance LLC
4.750%, due 07/15/31 (c)		25,000		24,281
Ortho-Clinical Diagnostics, Inc.
7.250%, due 02/01/28 (c)		35,000		37,494
Performance Food Group, Inc.
5.500%, due 10/15/27 (c)		45,000		46,856
4.250%, due 08/01/29 (c)		30,000		30,075
Pilgrim's Pride Corp.
5.875%, due 09/30/27 (c)		60,000		63,600
3.500%, due 03/01/32 (c)		15,000		15,225
Post Holdings, Inc.
5.750%, due 03/01/27 (c)		330,000		342,375
5.625%, due 01/15/28 (c)		325,000		341,250
5.500%, due 12/15/29 (c)		205,000		217,300
4.625%, due 04/15/30 (c)		65,000		65,406
4.500%, due 09/15/31 (c)		290,000		287,825
Prime Security Services Borrower LLC
3.375%, due 08/31/27 (c)		20,000		19,200
Primo Water Holdings, Inc.
4.375%, due 04/30/29 (c)		55,000		54,725
Quanta Services, Inc.
2.350%, due 01/15/32		195,000		190,752
Radiology Partners, Inc.
9.250%, due 02/01/28 (c)		35,000		37,450
RP Escrow Issuer LLC
5.250%, due 12/15/25 (c)		45,000		46,238
Select Medical Corp.
6.250%, due 08/15/26 (c)		80,000		84,200
Simmons Foods, Inc.
4.625%, due 03/01/29 (c)		25,000		25,250
Smithfield Foods, Inc.
4.250%, due 02/01/27 (c)		155,000		169,464
Spectrum Brands, Inc.
5.750%, due 07/15/25		25,000		25,688
Square, Inc.
3.500%, due 06/01/31 (c)		85,000		87,763
Sysco Corp.
5.950%, due 04/01/30		75,000		95,219
Tenet Healthcare Corp.
5.125%, due 11/01/27 (c)		60,000		62,775
6.125%, due 10/01/28 (c)		80,000		84,000
The ADT Security Corp.
4.125%, due 08/01/29 (c)		35,000		34,694
Thermo Fisher Scientific, Inc.
0.750%, due 09/12/24	EUR	100,000		118,614
1.400%, due 01/23/26	EUR	115,000		140,514
0.500%, due 03/01/28	EUR	100,000		116,853
Triton Water Holdings, Inc.
6.250%, due 04/01/29 (c)		$60,000		61,050
United Natural Foods, Inc.
6.750%, due 10/15/28 (c)		50,000		54,000
United Rentals North America, Inc.
4.875%, due 01/15/28		210,000		222,075
4.000%, due 07/15/30		110,000		114,262
3.875%, due 02/15/31		230,000		235,750
3.750%, due 01/15/32		10,000		10,063
US Foods, Inc.
6.250%, due 04/15/25 (c)		5,000		5,250
Vizient, Inc.
6.250%, due 05/15/27 (c)		25,000		26,188
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26 (c)		45,000		46,913
				10,556,760
Energy - 1.8%
Aethon United BR LP
8.250%, due 02/15/26 (c)		25,000		26,937
Antero Midstream Partners LP
5.750%, due 03/01/27 (c)		45,000		46,237
Apache Corp.
4.625%, due 11/15/25		20,000		21,450
4.375%, due 10/15/28		50,000		53,812
Archrock Partners LP
6.250%, due 04/01/28 (c)		25,000		25,844
Blue Racer Midstream LLC
6.625%, due 07/15/26 (c)		15,000		15,600
BP Capital Markets America, Inc.
2.939%, due 06/04/51		100,000		93,968
Cheniere Energy Partners LP
4.500%, due 10/01/29		75,000		79,969
4.000%, due 03/01/31 (c)		245,000		256,331
Chesapeake Energy Corp.
5.875%, due 02/01/29 (c)		50,000		53,250
CNX Resources Corp.
7.250%, due 03/14/27 (c)		25,000		26,625
6.000%, due 01/15/29 (c)		30,000		31,650
Continental Resources, Inc.
5.750%, due 01/15/31 (c)		455,000		548,275
Crestwood Midstream Partners LP
5.750%, due 04/01/25		25,000		25,531
DCP Midstream Operating LP
5.625%, due 07/15/27		25,000		28,437
Delek Logistics Partners LP
6.750%, due 05/15/25		25,000		25,562
Devon Energy Corp.
5.250%, due 10/15/27 (c)		17,000		18,069
DT Midstream, Inc.
4.125%, due 06/15/29 (c)		25,000		25,344
Encino Acquisition Partners Holdings LLC
8.500%, due 05/01/28 (c)		25,000		25,625
Energy Transfer LP
7.125%, Perpetual (5 Year CMT Rate + 5.306%) (b)		175,000		182,000
Energy Transfer Operating LP
4.750%, due 01/15/26		85,000		94,562
Enviva Partners LP
6.500%, due 01/15/26 (c)		25,000		25,812
EQM Midstream Partners LP
6.000%, due 07/01/25 (c)		10,000		10,987
4.750%, due 01/15/31 (c)		190,000		197,125
EQT Corp.
3.125%, due 05/15/26 (c)		40,000		41,000
3.900%, due 10/01/27		67,000		72,360
7.500%, due 02/01/30		25,000		32,062
3.625%, due 05/15/31 (c)		455,000		473,200
Hess Midstream Operations LP
5.125%, due 06/15/28 (c)		45,000		46,800
4.250%, due 02/15/30 (c)		85,000		85,637
Hilcorp Energy I LP
6.250%, due 11/01/28 (c)		35,000		36,225
5.750%, due 02/01/29 (c)		50,000		51,375
Independence Energy Finance LLC
7.250%, due 05/01/26 (c)		25,000		25,750
Kinder Morgan Energy Partners LP
6.950%, due 01/15/38		75,000		106,125
Kinder Morgan, Inc.
2.000%, due 02/15/31		75,000		72,203
Laredo Petroleum, Inc.
7.750%, due 07/31/29 (c)		25,000		25,063
Marathon Petroleum Corp.
5.125%, due 12/15/26		80,000		92,900
Murphy Oil Corp.
6.375%, due 07/15/28		25,000		26,375
NGL Energy Operating LLC
7.500%, due 02/01/26 (c)		65,000		66,056
NuStar Logistics LP
6.375%, due 10/01/30		35,000		38,675
Oasis Petroleum, Inc.
6.375%, due 06/01/26 (c)		25,000		26,125
Occidental Petroleum Corp.
8.000%, due 07/15/25		20,000		23,875
3.400%, due 04/15/26		47,000		48,175
3.200%, due 08/15/26		31,000		31,620
6.625%, due 09/01/30		290,000		356,700
6.125%, due 01/01/31		195,000		232,781
7.500%, due 05/01/31		70,000		90,912
6.450%, due 09/15/36		25,000		31,438
Ovintiv, Inc.
7.375%, due 11/01/31		25,000		33,844
6.500%, due 08/15/34		145,000		194,662
6.500%, due 02/01/38		30,000		40,913
Patterson-UTI Energy, Inc.
3.950%, due 02/01/28		95,000		94,763
Peabody Energy Corp.
8.500%, due 12/31/24 (c)		13,136		11,587
Pioneer Natural Resources Co.
1.900%, due 08/15/30		100,000		95,538
Rockcliff Energy II LLC
5.500%, due 10/15/29 (c)		25,000		25,375
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27		80,000		91,952
Southwestern Energy Co.
6.450%, due 01/23/25		11,000		12,073
5.375%, due 02/01/29 (c)		60,000		64,200
SunCoke Energy, Inc.
4.875%, due 06/30/29 (c)		65,000		64,919
Sunoco LP
6.000%, due 04/15/27		35,000		36,444
4.500%, due 05/15/29		40,000		40,550
Tallgrass Energy Partners LP
5.500%, due 01/15/28 (c)		25,000		25,500
Targa Resources Partners LP
5.500%, due 03/01/30		45,000		49,106
4.875%, due 02/01/31		25,000		26,969
The Williams Cos., Inc.
3.500%, due 11/15/30		30,000		32,525
Transcontinental Gas Pipe Line Co. LLC
3.250%, due 05/15/30		30,000		32,079
USA Compression Partners LP
6.875%, due 09/01/27		75,000		79,125
Venture Global Calcasieu Pass LLC
4.125%, due 08/15/31 (c)		50,000		52,063
Vine Energy Holdings LLC
6.750%, due 04/15/29 (c)		25,000		27,000
Viper Energy Partners LP
5.375%, due 11/01/27 (c)		25,000		26,063
Western Midstream Operating LP
4.350%, due 02/01/25		30,000		31,500
5.300%, due 02/01/30		210,000		232,050
5.450%, due 04/01/44		25,000		28,688
				5,521,922
Financial - 2.3%
Acrisure LLC
4.250%, due 02/15/29 (c)		60,000		59,325
Air Lease Corp.
1.875%, due 08/15/26		95,000		94,679
Alexandria Real Estate Equities, Inc.
3.000%, due 05/18/51		100,000		97,750
Alliant Holdings Intermediate LLC
6.750%, due 10/15/27 (c)		30,000		31,050
Ally Financial, Inc.
5.750%, due 11/20/25		25,000		28,591
American Express Co.
3.400%, due 02/22/24		140,000		149,118
American Tower Corp.
1.950%, due 05/22/26	EUR	100,000		124,220
0.500%, due 01/15/28	EUR	100,000		114,913
3.950%, due 03/15/29		$85,000		94,885
AmWINS Group, Inc.
4.875%, due 06/30/29 (c)		60,000		60,600
Ares Capital Corp.
2.150%, due 07/15/26		95,000		95,320
Aretec Escrow Issuer, Inc.
7.500%, due 04/01/29 (c)		25,000		25,719
Athene Global Funding
0.610%, due 08/19/24 (SOFR Rate + 0.560%) (b)(c)		185,000		185,255
Bank of America Corp.
1.734%, due 07/22/27 (SOFR Rate + 0.960%) (b)		30,000		30,081
2.482%, due 09/21/36 (5 Year CMT Rate + 1.200%) (b)		95,000		92,600
Berkshire Hathaway Finance Corp.
2.375%, due 06/19/39	GBP	120,000		168,700
Berkshire Hathaway, Inc.
0.000%, due 03/12/25	EUR	200,000		232,341
BroadStreet Partners, Inc.
5.875%, due 04/15/29 (c)		$25,000		24,763
Chubb INA Holdings, Inc.
0.300%, due 12/15/24	EUR	160,000		187,122
Citigroup, Inc.
0.000%, due 03/21/23 (3 Month EURIBOR + 0.500%) (b)	EUR	170,000		198,126
Coinbase Global, Inc.
3.625%, due 10/01/31 (a)(c)		$10,000		9,550
Crown Castle International Corp.
3.650%, due 09/01/27		125,000		137,444
2.250%, due 01/15/31		40,000		39,105
Cushman & Wakefield US Borrower LLC
6.750%, due 05/15/28 (c)		25,000		27,062
Discover Financial Services
4.100%, due 02/09/27		125,000		139,387
Freedom Mortgage Corp.
8.250%, due 04/15/25 (c)		19,000		19,380
6.625%, due 01/15/27 (c)		10,000		9,738
GE Capital Funding LLC
3.450%, due 05/15/25		200,000		215,849
GTCR AP Finance, Inc.
8.000%, due 05/15/27 (c)		35,000		36,838
Host Hotels & Resorts LP
3.375%, due 12/15/29		65,000		66,898
3.500%, due 09/15/30		65,000		67,459
Icahn Enterprises LP
5.250%, due 05/15/27		30,000		31,050
Iron Mountain, Inc.
5.250%, due 07/15/30 (c)		25,000		26,531
4.500%, due 02/15/31 (c)		25,000		25,375
JPMorgan Chase & Co.
2.580%, due 04/22/32 (SOFR Rate + 1.250%) (b)		160,000		162,010
Ladder Capital Finance Holdings LLLP
4.750%, due 06/15/29 (c)		25,000		24,875
LPL Holdings, Inc.
4.625%, due 11/15/27 (c)		25,000		25,875
MGM Growth Properties Operating Partnership LP
3.875%, due 02/15/29 (c)		25,000		26,563
Midcap Financial Issuer Trust
6.500%, due 05/01/28 (c)		15,000		15,656
Morgan Stanley
2.484%, due 09/16/36 (SOFR Rate + 1.360%) (b)		170,000		166,932
MPT Operating Partnership LP
3.500%, due 03/15/31		25,000		25,531
Nationstar Mortgage Holdings, Inc.
5.500%, due 08/15/28 (c)		30,000		30,900
5.125%, due 12/15/30 (c)		25,000		24,969
Navient Corp.
5.000%, due 03/15/27		35,000		35,962
4.875%, due 03/15/28		25,000		25,313
NFP Corp.
6.875%, due 08/15/28 (c)		30,000		30,450
OneMain Finance Corp.
6.625%, due 01/15/28		65,000		74,750
Park Intermediate Holdings LLC
4.875%, due 05/15/29 (c)		35,000		35,788
PennyMac Financial Services, Inc.
4.250%, due 02/15/29 (c)		65,000		61,588
PRA Group, Inc.
5.000%, due 10/01/29 (c)		25,000		24,938
Prudential Financial, Inc.
3.905%, due 12/07/47		85,000		99,129
Quicken Loans LLC
5.250%, due 01/15/28 (c)		25,000		26,942
Realogy Group LLC
7.625%, due 06/15/25 (c)		20,000		21,350
5.750%, due 01/15/29 (c)		55,000		56,925
Rocket Mortgage LLC
2.875%, due 10/15/26 (c)		25,000		24,410
Santander Holdings USA, Inc.
3.400%, due 01/18/23		165,000		170,573
SBA Communications Corp.
4.875%, due 09/01/24		33,000		33,495
3.875%, due 02/15/27		455,000		469,219
3.125%, due 02/01/29 (c)		195,000		187,687
Service Properties Trust
4.375%, due 02/15/30		15,000		14,191
Synchrony Financial
3.950%, due 12/01/27		90,000		99,222
The Goldman Sachs Group, Inc.
1.375%, due 05/15/24	EUR	150,000		177,903
3.375%, due 03/27/25	EUR	38,000		49,061
0.870%, due 09/10/27 (SOFR Rate + 0.820%) (b)		$190,000		190,021
2.000%, due 11/01/28	EUR	37,000		47,171
The Western Union Co.
2.750%, due 03/15/31		$190,000		189,815
Uniti Group LP
7.125%, due 12/15/24 (c)		25,000		25,531
6.500%, due 02/15/29 (c)		35,000		35,963
6.000%, due 01/15/30 (c)		15,000		14,850
US Bancorp
0.850%, due 06/07/24	EUR	445,000		528,840
USB Capital IX
3.500%, Perpetual (3 Month U.S. LIBOR + 1.020%) (b)		$25,000		24,688
VICI Properties LP
4.625%, due 12/01/29 (c)		70,000		75,687
4.125%, due 08/15/30 (c)		165,000		175,313
Wells Fargo & Co.
3.250%, due 04/27/22	AUD	200,000		147,031
Welltower, Inc.
2.050%, due 01/15/29		$95,000		94,666
Willis North America, Inc.
4.500%, due 09/15/28		80,000		91,505
XHR LP
4.875%, due 06/01/29 (c)		25,000		25,688
				6,835,800
Industrial - 1.6%
AECOM
5.125%, due 03/15/27		230,000		254,725
Ardagh Metal Packaging Finance USA LLC
3.250%, due 09/01/28 (c)		200,000		200,000
4.000%, due 09/01/29 (c)		200,000		202,250
Ball Corp.
5.250%, due 07/01/25		260,000		289,250
4.875%, due 03/15/26		240,000		265,200
2.875%, due 08/15/30		105,000		101,587
Berry Global, Inc.
5.625%, due 07/15/27 (c)		180,000		189,675
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 02/01/26 (c)		25,000		26,000
Builders FirstSource, Inc.
5.000%, due 03/01/30 (c)		25,000		26,750
4.250%, due 02/01/32 (c)		50,000		50,937
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28 (c)		25,000		25,906
Cascades, Inc.
5.375%, due 01/15/28 (c)		25,000		26,125
Clark Equipment Co.
5.875%, due 06/01/25 (c)		20,000		20,925
Clean Harbors, Inc.
5.125%, due 07/15/29 (c)		25,000		27,406
CP Atlas Buyer, Inc.
7.000%, due 12/01/28 (c)		15,000		15,037
Crown Americas LLC
4.500%, due 01/15/23		239,000		250,651
4.250%, due 09/30/26		25,000		26,813
Crown Cork & Seal Co., Inc.
7.375%, due 12/15/26		160,000		198,000
CSX Corp.
3.800%, due 11/01/46		85,000		95,417
Energizer Holdings, Inc.
4.750%, due 06/15/28 (c)		50,000		50,812
First Student Bidco, Inc.
4.000%, due 07/31/29 (c)		35,000		34,431
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28 (c)		25,000		25,125
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29 (c)		25,000		25,500
GrafTech Finance, Inc.
4.625%, due 12/15/28 (c)		25,000		25,656
Graham Packaging Co., Inc.
7.125%, due 08/15/28 (c)		25,000		26,250
Granite US Holdings Corp.
11.000%, due 10/01/27 (c)		25,000		27,438
Griffon Corp.
5.750%, due 03/01/28		30,000		31,650
Imola Merger Corp.
4.750%, due 05/15/29 (c)		25,000		25,844
Koppers, Inc.
6.000%, due 02/15/25 (c)		25,000		25,563
LSB Industries, Inc.
6.250%, due 10/15/28 (c)		5,000		5,056
LSF11 A5 HoldCo LLC
6.625%, due 10/15/29 (c)		40,000		40,000
Madison IAQ LLC
4.125%, due 06/30/28 (c)		40,000		40,000
5.875%, due 06/30/29 (c)		45,000		45,450
New Enterprise Stone & Lime Co., Inc.
9.750%, due 07/15/28 (c)		25,000		27,188
Owens Corning
4.400%, due 01/30/48		85,000		99,068
Packaging Corp. of America
3.000%, due 12/15/29		90,000		95,015
Penske Truck Leasing Co. LP
4.200%, due 04/01/27 (c)		85,000		95,689
PGT Innovations, Inc.
4.375%, due 10/01/29 (c)		40,000		40,300
Plastipak Holdings, Inc.
6.250%, due 10/15/25 (c)		25,000		25,438
Reynolds Group Issuer, Inc.
4.000%, due 10/15/27 (c)		260,000		257,725
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29 (c)		20,000		20,500
Silgan Holdings, Inc.
4.125%, due 02/01/28		70,000		71,750
Spirit AeroSystems, Inc.
7.500%, due 04/15/25 (c)		35,000		37,056
SSL Robotics LLC
9.750%, due 12/31/23 (c)		15,000		16,256
Standard Industries, Inc.
3.375%, due 01/15/31 (c)		80,000		76,100
Stevens Holding Co., Inc.
6.125%, due 10/01/26 (c)		25,000		26,906
The Boeing Co.
5.040%, due 05/01/27		205,000		235,592
2.950%, due 02/01/30		100,000		101,827
5.150%, due 05/01/30		530,000		620,264
TransDigm, Inc.
8.000%, due 12/15/25 (c)		5,000		5,319
6.250%, due 03/15/26 (c)		50,000		52,125
5.500%, due 11/15/27		60,000		61,800
Triumph Group, Inc.
7.750%, due 08/15/25		25,000		24,688
Weekley Homes LLC
4.875%, due 09/15/28 (c)		25,000		26,000
WRKCo, Inc.
3.750%, due 03/15/25		80,000		86,412
				4,824,447
Technology - 1.0%
Apple, Inc.
0.875%, due 05/24/25	EUR	215,000		258,204
Ascend Learning LLC
6.875%, due 08/01/25 (c)		$25,000		25,406
Austin BidCo, Inc.
7.125%, due 12/15/28 (c)		25,000		25,250
Booz Allen Hamilton, Inc.
3.875%, due 09/01/28 (c)		25,000		25,656
Castle US Holding Corp.
9.500%, due 02/15/28 (c)		30,000		31,350
CDW LLC
4.250%, due 04/01/28		165,000		172,012
3.250%, due 02/15/29		25,000		25,625
Clarivate Science Holdings Corp.
4.875%, due 07/01/29 (c)		40,000		39,950
Consensus Cloud Solutions, Inc.
6.500%, due 10/15/28 (c)		20,000		20,725
Dell International LLC
8.350%, due 07/15/46		110,000		179,228
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24		25,000		25,531
Fidelity National Information Services, Inc.
1.500%, due 05/21/27	EUR	210,000		257,714
1.000%, due 12/03/28	EUR	100,000		119,122
Fiserv, Inc.
1.125%, due 07/01/27	EUR	100,000		120,818
J2 Global, Inc.
4.625%, due 10/15/30 (c)		$70,000		74,463
MSCI, Inc.
3.625%, due 09/01/30 (c)		295,000		306,062
3.875%, due 02/15/31 (c)		155,000		162,363
3.625%, due 11/01/31 (c)		166,000		172,225
3.250%, due 08/15/33 (c)		80,000		80,600
NCR Corp.
5.125%, due 04/15/29 (c)		20,000		20,600
NetApp, Inc.
1.875%, due 06/22/25		95,000		97,289
NXP BV
3.875%, due 06/18/26 (c)		170,000		186,697
Oracle Corp.
3.600%, due 04/01/50		95,000		95,072
Playtika Holding Corp.
4.250%, due 03/15/29 (c)		25,000		25,094
Rackspace Technology Global, Inc.
5.375%, due 12/01/28 (c)		5,000		4,913
Rocket Software, Inc.
6.500%, due 02/15/29 (c)		25,000		24,750
Roper Technologies, Inc.
1.750%, due 02/15/31		205,000		195,063
Twilio, Inc.
3.625%, due 03/15/29		90,000		92,025
3.875%, due 03/15/31		125,000		128,750
Veritas US, Inc.
7.500%, due 09/01/25 (c)		30,000		31,200
ZoomInfo Technologies LLC
3.875%, due 02/01/29 (c)		10,000		10,000
				3,033,757
Utilities - 0.8%
Calpine Corp.
5.125%, due 03/15/28 (c)		40,000		40,400
4.625%, due 02/01/29 (c)		15,000		14,737
Clearway Energy Operating LLC
4.750%, due 03/15/28 (c)		25,000		26,344
Dominion Energy, Inc.
4.650%, Perpetual (5 Year CMT Rate + 2.993%) (b)		180,000		193,320
DPL, Inc.
4.125%, due 07/01/25		270,000		288,225
Duke Energy Corp.
4.875%, Perpetual (5 Year CMT Rate + 3.388%) (b)		150,000		160,313
Essential Utilities, Inc.
2.704%, due 04/15/30		95,000		97,487
FirstEnergy Corp.
4.400%, due 07/15/27		180,000		197,160
7.375%, due 11/15/31		320,000		433,461
Monongahela Power Co.
5.400%, due 12/15/43 (c)		105,000		137,263
NextEra Energy Capital Holdings, Inc.
2.250%, due 06/01/30		90,000		90,329
5.650%, due 05/01/79 (3 Month U.S. LIBOR + 3.156%) (b)		110,000		128,562
NRG Energy, Inc.
3.625%, due 02/15/31 (c)		60,000		58,950
Pacific Gas and Electric Co.
2.500%, due 02/01/31		95,000		90,152
PG&E Corp.
5.000%, due 07/01/28		20,000		20,375
Pike Corp.
5.500%, due 09/01/28 (c)		35,000		35,656
South Jersey Industries, Inc.
5.020%, due 04/15/31		131,000		142,538
The AES Corp.
3.950%, due 07/15/30 (c)		30,000		33,021
The Brooklyn Union Gas Co.
4.487%, due 03/04/49 (c)		90,000		105,286
The Southern Co.
4.000%, due 01/15/51 (5 Year CMT Rate + 3.733%) (b)		130,000		137,564
3.750%, due 09/15/51 (5 Year CMT Rate + 2.915%) (b)		95,000		97,372
Vistra Operations Co. LLC
5.625%, due 02/15/27 (c)		25,000		25,875
				2,554,390
Total Corporate Bonds (Cost $52,089,604)				54,174,541

FOREIGN BONDS - 21.2%
Argentina - 0.1%
Banco Macro SA
6.750%, due 11/04/26 (5 Year USD Swap Rate + 5.463%) (b)		250,000		213,438
Australia - 0.7%
Asian Development Bank
5.000%, due 03/09/22	AUD	110,000		81,215
Australia Government Bond
0.250%, due 11/21/24	AUD	455,000		328,265
0.500%, due 09/21/26	AUD	155,000		110,490
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31 (c)		$1,000,000		1,036,250
Macquarie Group Ltd.
1.629%, due 09/23/27 (SOFR Rate + 0.910%) (b)(c)		95,000		94,526
New South Wales Treasury Corp.
1.000%, due 02/08/24	AUD	580,000		426,067
Queensland Treasury Corp.
4.250%, due 07/21/23 (c)	AUD	180,000		139,491
				2,216,304
Austria - 0.0% (g)
Republic of Austria Government Bond
0.500%, due 02/20/29 (c)	EUR	140,000		170,163
Bermuda - 0.2%
Digicel Group 0.5 Ltd.
8.000%, due 04/01/25 (c)		$65,316		57,955
Digicel Group 0.5 Ltd. CVRT
7.000%, due 12/01/21 (c)		96,925		77,540
Inkia Energy Ltd.
5.875%, due 11/09/27 (a)		200,000		207,750
Viking Cruises Ltd.
13.000%, due 05/15/25 (c)		25,000		28,750
5.875%, due 09/15/27 (c)		90,000		87,075
Weatherford International Ltd.
6.500%, due 09/15/28 (c)		30,000		30,900
				489,970
Brazil - 0.9%
Banco do Estado do Rio Grande do Sul SA
5.375%, due 01/28/31 (5 Year CMT Rate + 4.928%) (b)(c)		200,000		200,294
Brazilian Government International Bond
3.750%, due 09/12/31		200,000		190,250
5.625%, due 02/21/47		500,000		500,000
BRF SA
4.875%, due 01/24/30 (c)		200,000		200,250
Itau Unibanco Holding SA
4.625%, Perpetual (5 Year CMT Rate + 3.222%) (b)		200,000		191,500
6.125%, Perpetual (5 Year CMT Rate + 3.981%) (b)		200,000		202,250
Natura Cosmeticos SA
4.125%, due 05/03/28 (c)		200,000		201,250
Nota do Tesouro Nacional
10.000%, due 01/01/23	BRL	1,995		369,428
10.000%, due 01/01/25	BRL	2,670		486,872
Simpar Finance Sarl
10.750%, due 02/12/28 (c)	BRL	590,000		91,548
				2,633,642
Britain - 1.0%
Antofagasta PLC
2.375%, due 10/14/30		$200,000		192,759
Barclays PLC
4.375%, Perpetual (5 Year CMT Rate + 3.410%) (b)		200,000		200,250
BP Capital Markets PLC CVRT
1.000%, due 04/28/23	GBP	200,000		280,448
European Investment Bank
0.400%, due 06/29/23 (SONIA Rate + 0.350%) (b)	GBP	100,000		135,317
Lloyds Banking Group PLC
7.500%, Perpetual (5 Year USD Swap Rate + 4.496%) (b)		$200,000		232,000
MARB BondCo PLC
3.950%, due 01/29/31 (c)		200,000		191,497
Natwest Group PLC
6.000%, Perpetual (5 Year CMT Rate + 5.625%) (b)		200,000		224,250
Royalty Pharma PLC
3.300%, due 09/02/40		90,000		90,038
United Kingdom Gilt
0.500%, due 07/22/22	GBP	165,000		222,921
Vedanta Resources Finance II PLC
9.250%, due 04/23/26 (c)		$200,000		189,750
Vedanta Resources Ltd.
6.125%, due 08/09/24		200,000		178,750
Virgin Media Finance PLC
5.000%, due 07/15/30 (c)		200,000		205,500
Virgin Media Secured Finance PLC
5.500%, due 05/15/29 (c)		76,000		80,370
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31 (c)	EUR	150,000		178,125
4.250%, due 01/31/31 (c)		$415,000		411,888
				3,013,863
Canada - 2.3%
1011778 BC ULC
3.875%, due 01/15/28 (c)		182,000		183,137
3.500%, due 02/15/29 (c)		136,000		134,640
4.000%, due 10/15/30 (c)		451,000		445,363
Air Canada
4.000%, due 07/01/25		100,000		142,822
Bank of Montreal
3.803%, due 12/15/32 (5 Year USD Swap Rate + 1.432%) (b)		85,000		92,756
Bausch Health Cos., Inc.
6.250%, due 02/15/29 (c)		55,000		54,450
5.250%, due 01/30/30 (c)		25,000		23,312
5.250%, due 02/15/31 (c)		50,000		46,250
Baytex Energy Corp.
8.750%, due 04/01/27 (c)		25,000		25,875
Canacol Energy Ltd.
7.250%, due 05/03/25 (c)		200,000		211,000
Canada Housing Trust No. 1
1.950%, due 12/15/25 (c)	CAD	295,000		240,411
1.250%, due 06/15/26 (c)	CAD	260,000		205,309
Canadian Government Bond
1.500%, due 09/01/24	CAD	175,000		141,201
Cenovus Energy, Inc.
3.500%, due 02/07/28	CAD	100,000		82,932
5.250%, due 06/15/37		$44,000		52,140
6.750%, due 11/15/39		434,000		589,698
5.400%, due 06/15/47		154,000		189,035
Enbridge, Inc.
3.125%, due 11/15/29		175,000		186,573
Garda World Security Corp.
6.000%, due 06/01/29 (c)		55,000		53,144
GFL Environmental, Inc.
4.000%, due 08/01/28 (c)		80,000		79,600
4.750%, due 06/15/29 (c)		155,000		158,875
Hudbay Minerals, Inc.
4.500%, due 04/01/26 (c)		25,000		24,781
Intelligent Packaging Ltd.
6.000%, due 09/15/28 (c)		25,000		26,187
International Bank for Reconstruction & Development
1.900%, due 01/16/25	CAD	260,000		211,184
Mattamy Group Corp.
4.625%, due 03/01/30 (c)		$45,000		45,912
MEG Energy Corp.
7.125%, due 02/01/27 (c)		45,000		47,250
5.875%, due 02/01/29 (c)		10,000		10,212
MEGlobal Canada ULC
5.000%, due 05/18/25 (c)		200,000		222,250
Nutrien Ltd.
4.200%, due 04/01/29		85,000		96,811
Open Text Corp.
3.875%, due 02/15/28 (c)		25,000		25,594
Parkland Corp.
4.500%, due 10/01/29 (c)		40,000		40,500
Precision Drilling Corp.
6.875%, due 01/15/29 (c)		25,000		25,938
Province of Ontario Canada
2.900%, due 06/02/28	CAD	220,000		186,926
1.350%, due 12/02/30	CAD	1,660,000		1,230,308
3.450%, due 06/02/45	CAD	195,000		172,824
Province of Quebec Canada
3.000%, due 09/01/23	CAD	325,000		268,247
1.500%, due 12/15/23	GBP	105,000		144,335
0.200%, due 04/07/25	EUR	200,000		235,721
Strathcona Resources Ltd.
6.875%, due 08/01/26 (c)		$27,000		26,663
Superior Plus LP
4.500%, due 03/15/29 (c)		55,000		56,925
Taseko Mines Ltd.
7.000%, due 02/15/26 (c)		25,000		25,500
The Bank of Nova Scotia
3.400%, due 02/11/24		160,000		170,039
TransCanada PipeLines Ltd.
4.100%, due 04/15/30		225,000		255,586
				6,888,216
Cayman Islands - 0.4%
Avolon Holdings Funding Ltd.
3.250%, due 02/15/27 (c)		165,000		169,537
CK Hutchison International 20 Ltd.
2.500%, due 05/08/30 (c)		200,000		202,893
Cosan Overseas Ltd.
8.250%, Perpetual		200,000		204,500
Global Aircraft Leasing Co. Ltd.
6.500%, due 09/15/24 (c)		48,321		47,657
Gran Tierra Energy International Holdings Ltd.
6.250%, due 02/15/25		400,000		347,000
SA Global Sukuk Ltd.
2.694%, due 06/17/31 (c)		200,000		201,846
Transocean Poseidon Ltd.
6.875%, due 02/01/27 (c)		75,000		74,625
Transocean, Inc.
11.500%, due 01/30/27 (c)		13,000		13,387
				1,261,445
Chile - 0.7%
AES Gener SA
7.125%, due 03/26/79 (5 Year USD Swap Rate + 4.644%) (b)(c)		200,000		211,750
CAP SA
3.900%, due 04/27/31 (c)		200,000		195,000
Chile Electricity PEC SpA
0.000%, due 01/25/28 (c)		200,000		163,038
Chile Government International Bond
3.100%, due 05/07/41		200,000		193,147
3.100%, due 01/22/61		600,000		542,867
Empresa Electrica Angamos SA
4.875%, due 05/25/29		139,100		136,862
Empresa Electrica Cochrane SpA
5.500%, due 05/14/27		340,720		348,530
Empresa Electrica Guacolda SA
4.560%, due 04/30/25		400,000		256,088
Inversiones Latin America Power Ltda
5.125%, due 06/15/33 (c)		200,000		197,750
				2,245,032
China - 0.3%
China Government Bond
2.880%, due 11/05/23	CNY	2,980,000		464,715
1.990%, due 04/09/25	CNY	2,410,000		364,484
				829,199
Colombia - 0.8%
Colombia Government International Bond
3.125%, due 04/15/31		$200,000		187,498
3.250%, due 04/22/32		405,000		378,677
5.000%, due 06/15/45		200,000		195,164
4.125%, due 05/15/51		200,000		171,143
Colombian TES
10.000%, due 07/24/24	COP	686,500,000		201,342
6.250%, due 11/26/25	COP	750,000,000		197,126
7.500%, due 08/26/26	COP	770,000,000		209,340
Ecopetrol SA
5.375%, due 06/26/26		$45,000		48,769
6.875%, due 04/29/30		80,000		93,600
5.875%, due 05/28/45		45,000		45,337
Empresas Publicas de Medellin ESP
4.375%, due 02/15/31		400,000		395,150
Oleoducto Central SA
4.000%, due 07/14/27		200,000		205,127
				2,328,273
Dominican Republic - 0.0% (g)
Dominican Republic International Bond
5.875%, due 01/30/60		150,000		146,625
France - 0.4%
BNP Paribas SA
4.625%, due 08/25/31 (5 Year CMT Rate + 3.340%) (b)(c)		400,000		408,289
4.500%, Perpetual (5 Year CMT Rate + 2.944%) (a)(b)(c)		200,000		200,250
Credit Agricole SA
7.875%, Perpetual (5 Year USD Swap Rate + 4.898%) (b)(c)		200,000		222,908
Engie SA
0.375%, due 06/21/27	EUR	100,000		117,159
Societe Generale SA
8.000%, Perpetual (5 Year ICE Mid-Market Swap Rate + 5.873%) (b)(c)		$200,000		234,600
SPCM SA
3.125%, due 03/15/27 (c)		10,000		10,012
3.375%, due 03/15/30 (c)		15,000		14,925
Total Capital International SA
3.386%, due 06/29/60		85,000		88,725
				1,296,868
Germany - 0.0% (g)
E.ON SE
0.375%, due 09/29/27	EUR	65,000		76,073
Vertical Holdco GmbH
7.625%, due 07/15/28 (c)		$5,000		5,337
				81,410
Greece - 0.2%
Hellenic Republic Government Bond
2.000%, due 04/22/27 (c)	EUR	145,000		185,050
1.500%, due 06/18/30 (c)	EUR	205,000		252,557
4.200%, due 01/30/42	EUR	135,000		242,784
				680,391
India - 0.3%
Adani Green Energy UP Ltd.
6.250%, due 12/10/24 (c)		$200,000		216,750
Adani International Container Terminal Pvt Ltd.
3.000%, due 02/16/31		196,000		189,875
Indian Railway Finance Corp. Ltd.
3.249%, due 02/13/30 (c)		200,000		201,539
JSW Hydro Energy Ltd.
4.125%, due 05/18/31 (c)		200,000		199,000
NTPC Ltd.
7.250%, due 05/03/22	INR	10,000,000		135,681
				942,845
Indonesia - 1.4%
Indonesia Asahan Aluminium Persero PT
4.750%, due 05/15/25 (c)		$225,000		244,687
Indonesia Government International Bond
2.625%, due 06/14/23 (c)	EUR	150,000		180,945
2.150%, due 07/18/24 (c)	EUR	150,000		182,601
3.850%, due 10/15/30		$200,000		223,006
1.100%, due 03/12/33	EUR	100,000		111,918
3.700%, due 10/30/49		$200,000		203,014
3.050%, due 03/12/51		200,000		189,001
Indonesia Treasury Bond
8.375%, due 03/15/24	IDR	2,879,000,000		219,236
6.500%, due 06/15/25	IDR	4,588,000,000		337,036
8.375%, due 09/15/26	IDR	1,606,000,000		127,414
6.125%, due 05/15/28	IDR	1,631,000,000		116,452
9.000%, due 03/15/29	IDR	1,457,000,000		119,197
8.250%, due 05/15/29	IDR	283,000,000		22,245
7.000%, due 09/15/30	IDR	4,685,000,000		343,114
8.750%, due 05/15/31	IDR	3,000,000,000		244,276
6.625%, due 05/15/33	IDR	419,000,000		29,316
7.500%, due 06/15/35	IDR	1,015,000,000		74,881
7.500%, due 05/15/38	IDR	1,447,000,000		105,023
Perusahaan Penerbit SBSN Indonesia III
4.150%, due 03/29/27 (c)		$200,000		223,000
2.550%, due 06/09/31 (c)		600,000		608,250
3.800%, due 06/23/50		200,000		203,500
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125%, due 05/15/27 (c)		250,000		270,625
				4,378,737
Ireland - 0.3%
Ireland Government Bond
3.400%, due 03/18/24	EUR	165,000		209,934
Johnson Controls International PLC
0.375%, due 09/15/27	EUR	100,000		115,933
LCPR Senior Secured Financing DAC
6.750%, due 10/15/27 (c)		$255,000		271,917
5.125%, due 07/15/29 (c)		200,000		205,250
				803,034
Israel - 0.1%
Israel Electric Corp. Ltd.
6.875%, due 06/21/23 (c)		200,000		220,115
Italy - 0.3%
Intesa Sanpaolo SpA
4.198%, due 06/01/32 (c)		200,000		205,026
7.700%, Perpetual (5 Year USD Swap Rate + 5.462%) (b)(c)		200,000		226,500
Italy Buoni Poliennali Del Tesoro
1.850%, due 07/01/25 (c)	EUR	325,000		403,388
Republic of Italy Government International Bond
1.250%, due 02/17/26		$200,000		196,938
				1,031,852
Japan - 0.4%
Japan Government Five Year Bond
0.100%, due 06/20/25	JPY	90,250,000		817,395
Mitsubishi UFJ Financial Group, Inc.
0.860%, due 03/02/23 (3 Month U.S. LIBOR + 0.740%) (b)		$120,000		121,011
Sony Corp. CVRT
0.000%, due 09/30/22	JPY	7,000,000		157,645
				1,096,051
Jersey - 0.2%
Galaxy Pipeline Assets Bidco Ltd.
2.160%, due 03/31/34 (c)		$200,000		197,187
2.625%, due 03/31/36		300,000		294,873
				492,060
Liberia - 0.1%
Royal Caribbean Cruises Ltd.
9.125%, due 06/15/23 (c)		25,000		27,187
4.250%, due 07/01/26 (c)		140,000		136,850
5.500%, due 04/01/28 (c)		260,000		267,150
				431,187
Luxembourg - 1.2%
Allergan Funding SCS
1.250%, due 06/01/24	EUR	100,000		116,700
2.625%, due 11/15/28	EUR	100,000		124,722
ArcelorMittal SA
4.550%, due 03/11/26		$20,000		22,275
7.000%, due 10/15/39		25,000		35,281
6.750%, due 03/01/41		100,000		137,376
Atento Luxco 1 SA
8.000%, due 02/10/26 (c)		100,000		109,250
Becton Dickinson Euro Finance Sarl
1.208%, due 06/04/26	EUR	145,000		175,092
Camelot Finance SA
4.500%, due 11/01/26 (c)		$70,000		72,537
DH Europe Finance II Sarl
0.450%, due 03/18/28	EUR	310,000		360,921
Endo Luxembourg Finance Co. I Sarl
6.125%, due 04/01/29 (c)		$30,000		30,000
FS Luxembourg Sarl
10.000%, due 12/15/25 (c)		200,000		220,208
Gilex Holding Sarl
8.500%, due 05/02/23 (c)		150,000		153,563
JBS Finance Luxembourg Sarl
3.625%, due 01/15/32 (c)		400,000		407,500
JBS USA LUX SA
6.750%, due 02/15/28 (c)		25,000		27,125
Kenbourne Invest SA
4.700%, due 01/22/28 (c)		200,000		201,272
MC Brazil Downstream Trading Sarl
7.250%, due 06/30/31 (c)		200,000		201,250
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.875%, due 01/15/28 (c)		200,000		197,500
Millicom International Cellular SA
4.500%, due 04/27/31 (c)		200,000		208,000
Nexa Resources SA
5.375%, due 05/04/27		200,000		209,250
Petrorio Luxembourg Sarl
6.125%, due 06/09/26 (c)		200,000		201,500
Swiss Insured Brazil Power Finance Sarl
9.850%, due 07/16/32 (c)	BRL	1,878,063		341,419
Telecom Italia Capital SA
6.375%, due 11/15/33		$25,000		28,969
				3,581,710
Malaysia - 0.7%
Malayan Banking Bhd
0.925%, due 08/16/24 (3 Month U.S. LIBOR + 0.800%) (b)		200,000		201,432
Malaysia Government Bond
4.059%, due 09/30/24	MYR	875,000		218,055
3.882%, due 03/14/25	MYR	805,000		200,218
3.900%, due 11/30/26	MYR	360,000		89,962
3.899%, due 11/16/27	MYR	975,000		241,716
3.733%, due 06/15/28	MYR	400,000		97,940
3.844%, due 04/15/33	MYR	980,000		234,287
3.828%, due 07/05/34	MYR	360,000		85,231
Malaysia Wakala Sukuk Bhd
2.070%, due 04/28/31		$250,000		248,125
Petronas Capital Ltd.
3.500%, due 04/21/30 (c)		200,000		216,505
2.480%, due 01/28/32 (c)		200,000		199,576
				2,033,047
Mexico - 1.1%
Banco Actinver SA
9.500%, due 12/18/32 (c)	MXN	3,000,000		106,142
Cemex SAB de CV
3.875%, due 07/11/31 (c)		$200,000		200,000
Credito Real SAB de CV SOFOM ER
9.125%, Perpetual (5 Year CMT Rate + 7.026%) (a)(b)		200,000		138,000
Mexican Bonos
6.750%, due 03/09/23	MXN	43,600		214,833
5.750%, due 03/05/26	MXN	48,300		224,090
7.500%, due 06/03/27	MXN	89,700		452,058
7.750%, due 05/29/31	MXN	60,900		309,870
Mexico Government International Bond
2.659%, due 05/24/31		$200,000		192,495
4.280%, due 08/14/41		400,000		406,785
4.600%, due 02/10/48		200,000		206,683
3.771%, due 05/24/61		600,000		535,293
Total Play Telecomunicaciones SA de CV
7.500%, due 11/12/25 (c)		205,000		213,200
Unifin Financiera SAB de CV
8.875%, Perpetual (5 Year CMT Rate + 6.308%) (b)		200,000		151,250
				3,350,699
Netherlands - 0.9%
Airbus SE
1.625%, due 06/09/30	EUR	100,000		125,299
BMW Finance NV
1.000%, due 11/14/24	EUR	75,000		90,021
BNG Bank NV
0.250%, due 06/07/24	EUR	120,000		141,573
Braskem Netherlands Finance BV
5.875%, due 01/31/50 (c)		$200,000		227,500
Diamond BC BV
4.625%, due 10/01/29 (c)		65,000		65,731
Greenko Dutch BV
3.850%, due 03/29/26 (c)		200,000		203,000
ING Groep NV
4.250%, Perpetual (5 Year CMT Rate + 2.862%) (b)		200,000		193,980
5.750%, Perpetual (5 Year CMT Rate + 4.342%) (b)		200,000		219,750
Minejesa Capital BV
4.625%, due 08/10/30		400,000		409,588
5.625%, due 08/10/37		200,000		212,000
Petrobras Global Finance BV
6.900%, due 03/19/49		210,000		234,938
6.750%, due 06/03/50		200,000		216,750
5.500%, due 06/10/51		50,000		46,375
VTR Finance NV
6.375%, due 07/15/28 (c)		200,000		214,250
6.375%, due 07/15/28		200,000		214,250
				2,815,005
New Zealand - 0.2%
International Bank for Reconstruction & Development
4.625%, due 10/06/21	NZD	145,000		100,124
3.375%, due 01/25/22	NZD	370,000		257,502
International Finance Corp.
0.375%, due 09/10/25	NZD	250,000		162,698
New Zealand Government Bond
5.500%, due 04/15/23	NZD	60,000		44,231
				564,555
Norway - 0.6%
Aker BP ASA
3.750%, due 01/15/30 (c)		$185,000		196,100
European Investment Bank
1.500%, due 05/12/22	NOK	1,920,000		220,642
1.750%, due 03/13/25	NOK	290,000		33,494
Nordea Eiendomskreditt AS
0.820%, due 06/21/23 (3 Month NIBOR + 0.300%) (b)	NOK	1,000,000		114,885
0.840%, due 06/19/24 (3 Month NIBOR + 0.340%) (b)	NOK	1,000,000		115,126
Nordic Investment Bank
1.875%, due 04/10/24	NOK	980,000		113,629
Norway Government Bond
2.000%, due 05/24/23 (c)	NOK	8,130,000		947,690
				1,741,566
Panama - 0.5%
Banco General SA
5.250%, Perpetual (10 Year CMT Rate + 3.665%) (b)(c)		$200,000		203,000
Carnival Corp.
5.750%, due 03/01/27 (c)		275,000		284,281
Panama Government International Bond
2.252%, due 09/29/32		200,000		188,500
4.300%, due 04/29/53		300,000		318,375
3.870%, due 07/23/60		200,000		196,250
UEP Penonome II SA
6.500%, due 10/01/38 (c)		246,493		258,201
6.500%, due 10/01/38		197,194		206,561
				1,655,168
Peru - 0.5%
Banco de Credito del Peru
3.125%, due 07/01/30 (5 Year CMT Rate + 3.000%) (b)		400,000		393,147
Banco Internacional del Peru SAA Interbank
4.000%, due 07/08/30 (1 Year CMT Rate + 3.711%) (b)		350,000		350,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375%, due 06/01/28		200,000		202,500
Peru LNG Srl
5.375%, due 03/22/30		200,000		161,000
Peruvian Government International Bond
2.783%, due 01/23/31		100,000		99,125
3.300%, due 03/11/41		200,000		193,644
				1,399,416
Philippines - 0.5%
Philippine Government International Bond
0.875%, due 05/17/27	EUR	285,000		336,322
2.457%, due 05/05/30		$200,000		204,000
1.648%, due 06/10/31 (a)		250,000		238,163
6.250%, due 01/14/36	PHP	5,000,000		116,669
3.700%, due 03/01/41		$400,000		423,000
3.700%, due 02/02/42		200,000		211,871
				1,530,025
Portugal - 0.2%
Portugal Obrigacoes do Tesouro OT
0.700%, due 10/15/27 (c)	EUR	85,000		103,820
0.475%, due 10/18/30 (c)	EUR	460,000		545,435
				649,255
Puerto Rico - 0.1%
Popular, Inc.
6.125%, due 09/14/23		$290,000		312,122
Qatar - 0.1%
Qatar Government International Bond
4.000%, due 03/14/29 (c)		200,000		227,388
Saudi Arabia - 0.5%
Saudi Arabian Oil Co.
3.500%, due 04/16/29 (c)		200,000		215,530
4.250%, due 04/16/39 (c)		200,000		223,254
4.375%, due 04/16/49 (c)		200,000		227,952
Saudi Government International Bond
2.250%, due 02/02/33		700,000		680,519
3.750%, due 01/21/55		250,000		260,612
				1,607,867
Singapore - 0.9%
LLPL Capital Pte Ltd.
6.875%, due 02/04/39 (c)		269,010		314,069
Medco Bell Pte Ltd.
6.375%, due 01/30/27 (c)		200,000		200,750
Medco Oak Tree Pte Ltd.
7.375%, due 05/14/26 (c)		220,000		234,575
Oversea-Chinese Banking Corp. Ltd.
1.832%, due 09/10/30 (5 Year CMT Rate + 1.580%) (b)(c)		500,000		499,201
PSA Treasury Pte Ltd.
2.125%, due 09/05/29		200,000		202,496
Singapore Government Bond
1.750%, due 04/01/22	SGD	485,000		359,568
2.375%, due 06/01/25	SGD	165,000		128,562
Temasek Financial I Ltd.
1.000%, due 10/06/30 (c)		$400,000		373,138
United Overseas Bank Ltd.
3.875%, Perpetual (5 Year USD Swap Rate + 1.794%) (b)		500,000		516,875
				2,829,234
South Korea - 0.8%
Korea East-West Power Co. Ltd.
1.750%, due 05/06/25 (c)		200,000		203,186
Korea Electric Power Corp.
1.125%, due 06/15/25 (c)		200,000		199,140
KT Corp.
2.500%, due 07/18/26		200,000		209,092
LG Chem Ltd.
2.375%, due 07/07/31 (c)		200,000		197,104
NongHyup Bank
1.250%, due 07/20/25 (c)		200,000		199,673
POSCO
2.375%, due 01/17/23		200,000		204,029
Shinhan Financial Group Co. Ltd.
2.875%, Perpetual (5 Year CMT Rate + 2.064%) (b)(c)		400,000		397,000
The Korea Development Bank
1.000%, due 09/09/26		200,000		197,955
1.625%, due 01/19/31		200,000		195,614
Woori Bank
4.250%, Perpetual (5 Year CMT Rate + 2.664%) (b)		400,000		416,000
				2,418,793
Spain - 0.3%
Banco Santander SA
4.750%, Perpetual (5 Year CMT Rate + 3.753%) (b)		200,000		204,804
Cellnex Telecom SA
1.875%, due 06/26/29	EUR	100,000		117,201
Cellnex Telecom SA CVRT
0.750%, due 11/20/31	EUR	100,000		114,413
Spain Government Bond
0.250%, due 07/30/24 (c)	EUR	170,000		200,983
0.800%, due 07/30/27 (c)	EUR	170,000		207,184
				844,585
Sweden - 0.1%
Sweden Government International Bond
0.125%, due 04/24/23 (c)	EUR	225,000		263,482
Switzerland - 0.3%
Credit Suisse Group AG
4.500%, Perpetual (5 Year CMT Rate + 3.554%) (b)(c)		$200,000		196,917
6.375%, Perpetual (5 Year CMT Rate + 4.822%) (b)(c)		200,000		220,260
UBS Group AG
3.875%, Perpetual (5 Year CMT Rate + 3.098%) (b)(c)		200,000		200,358
4.375%, Perpetual (5 Year CMT Rate + 3.313%) (b)(c)		200,000		203,242
				820,777
Thailand - 0.2%
Bangkok Bank PCL
5.000%, Perpetual (5 Year CMT Rate + 4.729%) (b)		200,000		208,001
Kasikornbank PCL
5.275%, Perpetual (5 Year CMT Rate + 4.940%) (b)		400,000		416,648
				624,649
United Arab Emirates - 0.4%
Abu Dhabi Government International Bond
3.125%, due 04/16/30 (c)		400,000		434,705
1.700%, due 03/02/31 (c)		185,000		178,813
1.700%, due 03/02/31		250,000		241,207
3.125%, due 09/30/49		200,000		200,595
3.875%, due 04/16/50 (c)		200,000		228,934
				1,284,254
Total Foreign Bonds (Cost $64,149,320)				64,444,317

BANK LOANS - 7.5% (b)
1011778 BC ULC
1.837%, due 11/19/26 (1 Month U.S. LIBOR + 1.750%)		819,751		811,209
Abe Investment Holdings, Inc.
4.625%, due 02/19/26 (1 Month U.S. LIBOR + 4.500%)		38,866		38,922
Access CIG LLC
3.835%, due 02/27/25 (1 Month U.S. LIBOR + 3.750%)		44,087		43,926
Acrisure LLC
3.632%, due 02/15/27 (3 Month U.S. LIBOR + 3.500%)		134,683		133,672
ADMI Corp.
4.000%, due 12/23/27 (1 Month U.S. LIBOR + 3.500%)		70,000		70,050
AECOM
1.834%, due 04/13/28 (1 Month U.S. LIBOR + 1.750%)		259,350		259,707
Air Canada
4.250%, due 08/11/28 (6 Month U.S. LIBOR + 3.500%)		295,000		296,597
Air Methods Corp.
4.500%, due 04/21/24 (3 Month U.S. LIBOR + 3.500%)		58,923		58,536
Allied Universal Holdco LLC
4.250%, due 05/14/28 (3 Month U.S. LIBOR + 3.750%)		243,500		243,983
Alterra Mountain Co.
4.000%, due 08/17/28 (1 Month U.S. LIBOR + 3.500%)		127,725		127,606
Altice France SA
4.125%, due 08/14/26 (3 Month U.S. LIBOR + 4.000%)		138,575		138,402
American Airlines, Inc.
5.500%, due 04/20/28 (3 Month U.S. LIBOR + 4.750%)		130,000		134,577
American Tire Distributors, Inc.
8.500%, due 09/01/24 (1 Month U.S. LIBOR + 7.500%)		26,505		26,536
8.500%, due 09/01/24 (3 Month U.S. LIBOR + 7.500%)		2,893		2,897
AP Core Holdings II LLC
6.250%, due 07/21/27 (1 Month U.S. LIBOR + 5.500%)		140,000		140,817
AP Core Holdings II LLC
6.250%, due 07/21/27 (1 Month U.S. LIBOR + 5.500%)		100,000		100,406
APX Group, Inc.
4.000%, due 07/09/28 (1 Month U.S. LIBOR + 3.500%)		70,000		69,880
Aramark Services, Inc.
1.834%, due 03/11/25 (1 Month U.S. LIBOR + 1.750%)		205,000		200,964
Ascend Learning LLC
4.000%, due 07/12/24 (1 Month U.S. LIBOR + 3.000%)		137,095		137,206
AssuredPartners, Inc.
3.584%, due 02/13/27 (1 Month U.S. LIBOR + 3.500%)		233,599		232,479
Asurion LLC
3.334%, due 12/23/26 (1 Month U.S. LIBOR + 3.250%)		153,838		151,749
Asurion LLC
3.334%, due 07/31/27 (1 Month U.S. LIBOR + 3.250%)		179,682		177,256
Asurion LLC
5.334%, due 01/15/29 (1 Month U.S. LIBOR + 5.250%)		130,000		129,561
Avantor Funding, Inc.
2.750%, due 11/06/27 (1 Month U.S. LIBOR + 2.250%)		315,000		315,887
Avaya, Inc.
4.084%, due 12/15/27 (1 Month U.S. LIBOR + 4.000%)		150,000		150,364
Avaya, Inc.
4.334%, due 12/15/27 (1 Month U.S. LIBOR + 4.250%)		22,161		22,225
Bally's Corp.
3.750%, due 08/06/28 (1 Month U.S. LIBOR + 3.250%)		355,000		355,346
Berry Global, Inc.
1.856%, due 07/01/26 (2 Month U.S. LIBOR + 1.750%)		440,100		438,230
Blackhawk Network Holdings, Inc.
3.084%, due 06/15/25 (1 Month U.S. LIBOR + 3.000%)		107,679		107,006
Brown Group Holding LLC
3.250%, due 06/07/28 (3 Month U.S. LIBOR + 2.750%)		104,651		104,708
Burlington Coat Factory Warehouse Corp.
2.085%, due 06/24/28 (1 Month U.S. LIBOR + 2.000%)		190,000		189,723
Caesars Resort Collection LLC
3.583%, due 07/20/25 (1 Month U.S. LIBOR + 3.500%)		54,450		54,559
Camelot Finance SA
4.000%, due 10/31/26 (1 Month U.S. LIBOR + 3.000%)		109,175		109,567
Carnival Corp.
3.750%, due 06/30/25 (6 Month U.S. LIBOR + 3.000%)		249,218		248,362
Castle US Holding Corp.
3.882%, due 01/31/27 (3 Month U.S. LIBOR + 3.750%)		143,218		142,293
Cengage Learning, Inc.
5.750%, due 07/14/26 (6 Month U.S. LIBOR + 4.750%)		180,000		181,401
CenturyLink, Inc.
2.334%, due 03/15/27 (1 Month U.S. LIBOR + 2.250%)		491,250		486,576
Charter Communications Operating LLC
1.840%, due 02/01/27 (1 Month U.S. LIBOR + 1.750%)		489,870		487,284
Charter NEX US, Inc.
4.500%, due 12/01/27 (1 Month U.S. LIBOR + 3.750%)		69,650		69,884
CHG Healthcare Services, Inc.
4.000%, due 09/22/28 (1 Month U.S. LIBOR + 3.500%)		110,000		110,295
Clarios Global LP
3.334%, due 04/30/26 (1 Month U.S. LIBOR + 3.250%)		548,645		546,930
Clean Harbors, Inc.
2.084%, due 09/21/28 (1 Month U.S. LIBOR + 2.000%)		100,000		100,208
ClubCorp Holdings, Inc.
2.897%, due 09/18/24 (3 Month U.S. LIBOR + 2.750%)		24,297		22,894
CoreLogic, Inc.
4.000%, due 06/02/28 (1 Month U.S. LIBOR + 3.500%)		70,000		70,015
CP Atlas Buyer, Inc.
4.250%, due 11/23/27 (1 Month U.S. LIBOR + 3.750%)		119,400		119,190
CQP Holdco LP
4.250%, due 06/04/28 (3 Month U.S. LIBOR + 3.750%)		181,648		181,307
Cvent, Inc.
3.835%, due 11/30/24 (1 Month U.S. LIBOR + 3.750%)		112,474		112,185
Dcert Buyer, Inc.
4.084%, due 10/16/26 (1 Month U.S. LIBOR + 4.000%)		79,395		79,506
Deerfield Dakota Holding LLC
4.750%, due 04/09/27 (1 Month U.S. LIBOR + 3.750%)		103,712		104,142
Dell International LLC
2.000%, due 09/19/25 (1 Month U.S. LIBOR + 1.750%)		930,340		931,088
Diamond BC BV
3.500%, due 09/15/28 (1 Month U.S. LIBOR + 3.000%)		145,000		145,291
Directv Financing LLC
5.750%, due 08/02/27 (1 Month U.S. LIBOR + 5.000%)		61,295		61,403
EAB Global, Inc.
4.000%, due 08/16/28 (1 Month U.S. LIBOR + 3.500%)		170,000		169,341
EG Finco Ltd.
4.147%, due 02/05/25 (3 Month U.S. LIBOR + 4.000%)		28,077		28,031
Endurance International Group Holdings, Inc.
4.250%, due 02/10/28 (6 Month U.S. LIBOR + 3.500%)		154,613		154,013
Envision Healthcare Corp.
3.834%, due 10/10/25 (1 Month U.S. LIBOR + 3.750%)		49,483		44,184
Filtration Group
3.084%, due 03/29/25 (1 Month U.S. LIBOR + 3.000%)		120,102		119,661
Finastra USA, Inc.
4.500%, due 06/13/24 (6 Month U.S. LIBOR + 3.500%)		60,068		59,669
Finastra USA, Inc.
8.250%, due 06/13/25 (6 Month U.S. LIBOR + 7.250%)		20,000		20,159
First Student Bidco, Inc.
3.500%, due 07/21/28 (3 Month U.S. LIBOR + 3.000%)		124,167		123,639
First Student Bidco, Inc.
3.500%, due 07/21/28 (3 Month U.S. LIBOR + 3.000%)		45,833		45,639
Flex Acquisition Co., Inc.
3.145%, due 06/29/25 (3 Month U.S. LIBOR + 3.000%)		14,824		14,756
Flexential Intermediate Corp.
3.584%, due 08/01/24 (1 Month U.S. LIBOR + 3.500%)		29,463		27,493
Gainwell Acquisition Corp.
4.750%, due 10/01/27 (3 Month U.S. LIBOR + 4.000%)		238,511		239,405
Gogo Intermediate Holdings LLC
4.500%, due 04/30/28 (3 Month U.S. LIBOR + 3.750%)		64,838		65,006
Graham Packaging Co., Inc.
3.750%, due 08/04/27 (1 Month U.S. LIBOR + 3.000%)		73,107		73,138
Great Outdoors Group LLC
5.000%, due 03/05/28 (6 Month U.S. LIBOR + 4.250%)		193,538		194,578
Greeneden US Holdings II LLC
4.750%, due 12/01/27 (1 Month U.S. LIBOR + 4.000%)		230,174		231,223
Helios Software Holdings, Inc.
3.917%, due 03/11/28 (6 Month U.S. LIBOR + 3.750%)		211,286		211,312
Herman Miller, Inc.
2.063%, due 07/19/28 (1 Month U.S. LIBOR + 2.000%)		165,000		165,265
H-Food Holdings LLC
3.772%, due 05/31/25 (1 Month U.S. LIBOR + 3.688%)		53,961		53,882
Hilton Grand Vacations Borrower LLC
3.500%, due 08/02/28 (1 Month U.S. LIBOR + 3.000%)		85,000		85,298
Hilton Worldwide Finance LLC
1.834%, due 06/21/26 (1 Month U.S. LIBOR + 1.750%)		160,000		158,838
ICON Luxembourg Sarl
3.000%, due 07/01/28 (3 Month U.S. LIBOR + 2.500%)		294,207		295,513
Indigo Merger Sub, Inc.
3.000%, due 07/01/28 (3 Month U.S. LIBOR + 2.500%)		73,302		73,627
Intelsat Jackson Holdings SA
5.750%, due 07/13/22 (3 Month U.S. LIBOR + 4.750%)		23,748		23,956
Intelsat Jackson Holdings SA
8.000%, due 11/27/23 (Prime + 4.750%)		115,382		117,112
ION Trading Finance Ltd.
4.917%, due 04/01/28 (6 Month U.S. LIBOR + 4.750%)		239,400		240,179
Jazz Financing Lux Sarl
4.000%, due 05/05/28 (1 Month U.S. LIBOR + 3.500%)		488,775		489,999
JELD-WEN, Inc.
2.334%, due 07/31/28 (1 Month U.S. LIBOR + 2.250%)		65,000		64,959
KFC Holding Co.
1.836%, due 03/15/28 (1 Month U.S. LIBOR + 1.750%)		275,979		276,349
Kronos Acquisition Holdings, Inc.
4.250%, due 12/22/26 (3 Month U.S. LIBOR + 3.750%)		129,025		126,192
Level 3 Financing, Inc.
1.834%, due 03/01/27 (1 Month U.S. LIBOR + 1.750%)		337,328		333,622
LifePoint Health, Inc.
3.834%, due 11/16/25 (1 Month U.S. LIBOR + 3.750%)		99,520		99,503
Lower Cadence Holdings LLC
4.085%, due 05/22/26 (1 Month U.S. LIBOR + 4.000%)		111,982		112,042
Lummus Technology Holdings V LLC
3.584%, due 06/30/27 (1 Month U.S. LIBOR + 3.500%)		80,316		80,305
Madison IAQ LLC
3.750%, due 06/21/28 (3 Month U.S. LIBOR + 3.250%)		144,638		144,607
Marriott Ownership Resorts Inc
1.834%, due 08/31/25 (1 Month U.S. LIBOR + 1.750%)		155,000		152,752
Messer Industries USA, Inc.
2.632%, due 03/01/26 (3 Month U.S. LIBOR + 2.500%)		16,448		16,384
Mister Car Wash Holdings, Inc.
3.082%, due 05/14/26 (1 Month U.S. LIBOR + 3.000%)		47,633		47,536
Mitchell International, Inc.
3.334%, due 12/01/24 (1 Month U.S. LIBOR + 3.250%)		161,924		161,950
Mozart Borrower LP
3.750%, due 09/29/28 (1 Month U.S. LIBOR + 3.250%)		380,000		378,100
Nouryon USA LLC
2.832%, due 10/01/25 (1 Month U.S. LIBOR + 2.750%)		74,007		73,609
Olympus Water US Holding Corp.
4.250%, due 10/01/28 (1 Month U.S. LIBOR + 3.750%)		85,000		84,991
OneDigital Borrower LLC
5.250%, due 11/16/27 (3 Month U.S. LIBOR + 4.500%)		154,225		155,061
OneDigital Borrower LLC
5.250%, due 11/16/27 (1 Month U.S. LIBOR + 4.500%)		5,000		5,027
Option Care Health, Inc.
3.834%, due 08/06/26 (1 Month U.S. LIBOR + 3.750%)		137,723		137,843
Organon & Co.
3.500%, due 06/02/28 (6 Month U.S. LIBOR + 3.000%)		444,935		446,603
Pacific Gas and Electric Co.
3.500%, due 01/01/22 (3 Month U.S. LIBOR + 3.000%)		74,063		72,986
Packers Holdings LLC
4.000%, due 03/09/28 (3 Month U.S. LIBOR + 3.250%)		114,430		114,072
Padagis LLC
5.250%, due 07/06/28 (3 Month U.S. LIBOR + 4.750%)		145,000		145,272
PAREXEL International Corp.
2.834%, due 09/27/24 (1 Month U.S. LIBOR + 2.750%)		246,013		246,082
Peraton Corp.
4.500%, due 02/01/28 (1 Month U.S. LIBOR + 3.750%)		129,350		129,653
Petco Health & Wellness Co., Inc.
4.000%, due 03/04/28 (3 Month U.S. LIBOR + 3.250%)		134,325		134,457
PetSmart, Inc.
4.500%, due 02/12/28 (6 Month U.S. LIBOR + 3.750%)		75,000		75,268
Pilot Travel Centers LLC
2.084%, due 08/06/28 (1 Month U.S. LIBOR + 2.000%)		315,000		314,298
Pretium PKG Holdings, Inc.
4.500%, due 09/22/28 (1 Month U.S. LIBOR + 4.000%)		180,000		180,437
Proofpoint, Inc.
3.750%, due 08/31/28 (3 Month U.S. LIBOR + 3.250%)		140,000		139,440
Radiate Holdco LLC
4.250%, due 09/25/26 (1 Month U.S. LIBOR + 3.500%)		124,063		124,098
Radiology Partners, Inc.
4.346%, due 07/09/25 (1 Month U.S. LIBOR + 4.250%)		53,557		53,583
4.333%, due 07/09/25 (1 Month U.S. LIBOR + 4.250%)		45,920		45,942
4.346%, due 07/09/25 (1 Month U.S. LIBOR + 4.250%)		11,995		12,001
4.333%, due 07/09/25 (1 Month U.S. LIBOR + 4.250%)		10,284		10,289
Redstone Holdco 2 LP
5.500%, due 04/27/28 (3 Month U.S. LIBOR + 4.750%)		50,310		49,660
5.500%, due 04/27/28 (1 Month U.S. LIBOR + 4.750%)		19,690		19,436
Rentpath, LLC
7.000%, due 12/17/21 (Prime + 3.750%)		4,193		608
Sabre GLBL, Inc.
4.000%, due 12/17/27 (1 Month U.S. LIBOR + 3.500%)		48,249		48,061
Sabre GLBL, Inc.
4.000%, due 12/17/27 (1 Month U.S. LIBOR + 3.500%)		30,264		30,146
SBA Senior Finance II LLC
1.834%, due 04/11/25 (1 Month U.S. LIBOR + 1.750%)		345,000		342,107
SCIH Salt Holdings, Inc.
4.750%, due 03/16/27 (6 Month U.S. LIBOR + 4.000%)		177,986		178,418
Securus Technologies Holdings LLC
5.500%, due 11/01/24 (3 Month U.S. LIBOR + 4.500%)		47,884		45,733
Sedgwick Claims Management Services, Inc.
3.834%, due 09/03/26 (1 Month U.S. LIBOR + 3.750%)		29,250		29,215
Solenis Holdings LLC
4.084%, due 06/26/25 (1 Month U.S. LIBOR + 4.000%)		78,105		78,217
Solera LLC
4.500%, due 06/04/28 (6 Month U.S. LIBOR + 4.000%)		335,000		336,117
Sophia LP
4.500%, due 10/07/27 (3 Month U.S. LIBOR + 3.750%)		138,950		139,630
Spin Holdco, Inc.
4.750%, due 03/04/28 (3 Month U.S. LIBOR + 4.000%)		94,763		95,134
SRS Distribution, Inc.
4.250%, due 06/02/28 (6 Month U.S. LIBOR + 3.750%)		110,000		110,114
Standard Industries, Inc.
3.000%, due 09/22/28 (1 Month U.S. LIBOR + 2.500%)		25,000		25,054
Sunset Debt Merger Sub, Inc.
4.750%, due 09/17/28 (1 Month U.S. LIBOR + 4.000%)		240,000		238,651
Sunshine Software Merger Sub, Inc.
4.250%, due 09/21/28 (1 Month U.S. LIBOR + 3.750%)		185,000		184,943
Surf Holdings LLC
3.616%, due 03/05/27 (3 Month U.S. LIBOR + 3.500%)		108,626		108,187
Team Health Holdings, Inc.
3.750%, due 02/06/24 (1 Month U.S. LIBOR + 2.750%)		24,550		23,998
The Edelman Financial Engines Center LLC
4.250%, due 04/07/28 (1 Month U.S. LIBOR + 3.500%)		73,215		73,158
The EW Scripps Co.
3.313%, due 05/01/26 (1 Month U.S. LIBOR + 2.563%)		33,177		33,118
The Hertz Corp.
4.000%, due 06/30/28 (3 Month U.S. LIBOR + 3.500%)		25,660		25,712
The Hertz Corp.
4.000%, due 09/29/28 (3 Month U.S. LIBOR + 3.500%)		139,703		139,987
The Hillman Group, Inc.
3.250%, due 07/14/28 (1 Month U.S. LIBOR + 2.750%)		49,325		49,325
The Hillman Group, Inc.
3.250%, due 07/14/28 (1 Month U.S. LIBOR + 2.750%)		11,814		11,814
ThyssenKrupp AG
4.000%, due 07/29/27 (3 Month U.S. LIBOR + 3.500%)		150,691		151,151
4.000%, due 07/29/27 (6 Month U.S. LIBOR + 3.500%)		42,473		42,603
Titan Acquisition Ltd.
3.167%, due 03/28/25 (6 Month U.S. LIBOR + 3.000%)		44,198		43,465
TransDigm, Inc.
2.335%, due 12/09/25 (1 Month U.S. LIBOR + 2.250%)		182,219		180,216
Traverse Midstream Partners LLC
6.500%, due 09/27/24 (1 Month U.S. LIBOR + 5.500%)		58,870		59,008
TricorBraun Holdings, Inc.
3.750%, due 03/03/28 (6 Month U.S. LIBOR + 3.250%)		61,075		60,816
TricorBraun Holdings, Inc.
3.750%, due 03/03/28 (1 Month U.S. LIBOR + 3.250%)		7,738		7,706
3.750%, due 03/03/28 (6 Month U.S. LIBOR + 3.250%)		6,022		5,996
UFC Holdings LLC
3.500%, due 04/29/26 (6 Month U.S. LIBOR + 2.750%)		72,190		72,104
UKG, Inc.
3.834%, due 05/03/26 (1 Month U.S. LIBOR + 3.750%)		127,792		128,186
UKG, Inc.
4.000%, due 05/03/26 (3 Month U.S. LIBOR + 3.250%)		103,952		104,294
United Airlines, Inc.
4.500%, due 04/21/28 (3 Month U.S. LIBOR + 3.750%)		403,374		407,065
United Natural Foods, Inc.
3.584%, due 10/22/25 (1 Month U.S. LIBOR + 3.500%)		16,741		16,756
Univision Communications, Inc.
4.000%, due 03/24/26 (1 Month U.S. LIBOR + 3.250%)		159,600		159,622
Verscend Holding Corp.
4.084%, due 08/27/25 (1 Month U.S. LIBOR + 4.000%)		75,000		75,203
WestJet Airlines Ltd.
4.000%, due 12/11/26 (6 Month U.S. LIBOR + 3.000%)		68,864		67,357
Whatabrands LLC
3.750%, due 08/03/28 (1 Month U.S. LIBOR + 3.250%)		280,000		280,063
WMG Acquisition Corp.
2.209%, due 01/20/28 (1 Month U.S. LIBOR + 2.125%)		190,000		189,189
Worldwide Express, Inc.
5.000%, due 07/26/28 (3 Month U.S. LIBOR + 4.250%)		65,000		65,289
WR Grace Holdings LLC
4.250%, due 09/22/28 (1 Month U.S. LIBOR + 3.750%)		160,000		160,775
Zayo Group Holdings, Inc.
3.084%, due 03/09/27 (1 Month U.S. LIBOR + 3.000%)		59,336		58,881
Zebra Buyer LLC
3.750%, due 04/22/28 (1 Month U.S. LIBOR + 3.250%)		115,000		115,493
Total Bank Loans (Cost $22,779,134)				22,862,817

		Shares
COMMON STOCKS - 0.7%
Consumer Discretionary - 0.1%
General Motors Co. (h)		4,955		261,178
Financials - 0.3%
CIT Group, Inc.		3,535		183,643
Credit Agricole SA		13,275		183,694
Credit Suisse Group AG - ADR		12,822		126,425
Societe Generale SA		6,030		189,953
Synovus Financial Corp.		3,925		172,268
US Bancorp		4,465		265,400
				1,121,383
Industrials - 0.2%
Delta Air Lines, Inc. (h)		4,966		211,601
The Boeing Co. (h)		1,797		395,232
				606,833
Real Estate - 0.1%
Americold Realty Trust		7,252		210,671
Total Common Stocks (Cost $2,254,767)				2,200,065

PREFERRED STOCKS - 1.3%
Communication Services - 0.0% (g)
2020 Cash Mandatory Exchangeable Trust CVRT, 5.250% (c)(e)		95		107,661
Financials - 0.2%
Stifel Financial Corp., 4.500%		6,550		165,780
US Bancorp, 3.500% (b)		175		168,438
Valley National Bancorp, 5.500% (b)		5,475		139,722
Wells Fargo & Co., 5.850% (b)		4,300		117,605
				591,545
Health Care - 0.1%
Becton Dickinson and Co. CVRT, 6.000% (a)		2,150		116,057
Danaher Corp. CVRT, 4.750%		115		233,221
				349,278
Industrials - 0.1%
Stanley Black & Decker, Inc. CVRT, 5.250%		2,100		221,004
Information Technology - 0.1%
Broadcom, Inc. CVRT, 8.000%		190		291,082
Sabre Corp. CVRT, 6.500%		400		61,068
				352,150
Utilities - 0.8%
Algonquin Power & Utilities Corp. CVRT, 7.750%		5,050		244,521
American Electric Power Co., Inc. CVRT, 6.125%		6,600		328,152
Dominion Energy, Inc. CVRT, 7.250%		3,200		310,816
DTE Energy Co. CVRT, 6.250%		5,500		276,430
NextEra Energy, Inc. CVRT, 4.872%		6,300		369,243
NextEra Energy, Inc. CVRT, 5.279%		6,600		336,336
NextEra Energy, Inc. CVRT, 6.219%		3,500		178,885
The Southern Co. CVRT, 6.750%		6,900		351,969
				2,396,352
Total Preferred Stocks (Cost $3,840,265)				4,017,990

			Notional
PURCHASED OTC OPTIONS - 0.0% (g)		Contracts	Amount
Currency Put Options - 0.0% (g)
Australian Dollar, 10/27/21 at $0.7375 Counterparty: Citigroup		1,678,000	$1,678,000	4,463
Canadian Dollar, 10/7/21 at $1.22 Counterparty: Citigroup		1,550,000	1,550,000	–
Canadian Dollar, 4/11/22 at $1.125 Counterparty: Goldman Sachs Bank, USA		2,415,000	2,415,000	12,080
Japanese Yen, 12/29/21 at 78.00 Counterparty: Citigroup	AUD	2,065,000	2,065,000	13,115
Total Purchased OTC Options (Cost $63,623)				29,658

AFFILIATED REGISTERED INVESTMENT COMPANIES - 7.0%		Shares
Voya Emerging Markets Hard Currency Debt Fund - Class P		540,259		5,186,487
Voya Floating Rate Fund - Class P		1,324,688		12,014,922
Voya High Yield Bond Fund - Class P		487,021		3,930,257
Total Affiliated Registered Investment Companies (Cost $21,149,129)				21,131,666

Total Investments at Value - 98.2% (Cost $298,087,017)				298,760,455
Other Assets in Excess of Liabilities - 1.8%				5,466,938
Net Assets - 100.0%				$304,227,393

Percentages are stated as a percent of net assets.

(a)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $1,663,340.
(b)	Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2021.
(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2021, the value of these investments was $118,061,824, or 38.8% of total net assets.

(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2021
(e)	Illiquid security. The total value of such securities is $4,785,758 as of September 30, 2021, representing 1.6% of net assets.
(f)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees. The total value of such securities is $189,482 as of September 30, 2021, representing 0.1% of net assets.

(g)	Represents less than 0.1%.
(h)	Non-income producing security.

ADR	American Depository Receipt
CVRT	Convertible Security
REMIC	Real Estate Mortgage Investment Conduit
CMT	Constant Maturity U.S. Treasury
LIBOR	London Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

The Accompanying Footnotes are an Integral Part of these Financial Statements.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2021 (Unaudited)

			Notional	Value/Unrealized
FUTURES CONTRACTS PURCHASED	Contracts	Expiration Date	Amount	Depreciation
2-Year U.S. Treasury Note Future	89	12/31/2021	$18,582,115	$(10,596)
5-Year U.S. Treasury Note Future	280	12/31/2021	27,490,811	(179,421)
10-Year U.S. Treasury Note Future	1	12/21/2021	109,737	(877)
Euro Bund Future	3	12/08/2021	372,944	(2,471)
Total Futures Contracts Purchased			$46,555,607	$(193,365)

The average monthly notional amount of futures contracts purchased during the nine months ended September 30, 2021 was $47,636,157.

			Notional	Value/ Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
10-Year U.S. Treasury Note Future	4	12/21/2021	$438,946	$5,531
Euro Bund Future	6	12/08/2021	711,766	12,145
30 Year Euro Buxl Future	1	12/08/2021	180,738	7,551
U.S. Treasury Long Bond Future	64	12/21/2021	9,180,171	216,994
Ultra 10-Year U.S. Treasury Bond Future	60	12/21/2021	6,037,752	89,376
Ultra Long-Term U.S. Treasury Bond Future	2	12/21/2021	234,666	8,085
Total Futures Contracts Sold Short			$16,784,039	$339,682

The average monthly notional amount of futures contracts sold short during the nine months ended September 30, 2021 was $22,604,958.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
September 30, 2021 (Unaudited)

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	1/19/2022	JPY	23,674,559	USD	215,141	(2,164)
Barclays Capital, Inc.	1/19/2022	CAD	657,957	USD	521,491	(2,004)
Barclays Capital, Inc.	10/15/2021	CHF	299,986	USD	324,709	(2,695)
Barclays Capital, Inc.	10/15/2021	EUR	821,595	USD	964,026	(12,051)
Barclays Capital, Inc.	10/15/2021	SEK	5,375,673	USD	619,082	(4,958)
Barclays Capital, Inc.	1/19/2022	USD	1,300,535	CAD	1,660,633	(10,609)
Barclays Capital, Inc.	1/19/2022	USD	497,719	EUR	423,910	5,433
Barclays Capital, Inc.	1/19/2022	USD	125,183	NZD	177,515	2,776
BNP Paribas Brokerage Services, Inc.	10/15/2021	AUD	10,101,074	USD	7,331,557	(28,500)
BNP Paribas Brokerage Services, Inc.	10/15/2021	CAD	1,979,572	USD	1,568,025	(5,163)
BNP Paribas Brokerage Services, Inc.	10/15/2021	CHF	202,659	USD	216,926	616
BNP Paribas Brokerage Services, Inc.	10/15/2021	EUR	3,111,179	USD	3,657,949	(53,053)
BNP Paribas Brokerage Services, Inc.	10/15/2021	GBP	682,510	USD	926,134	(6,503)
BNP Paribas Brokerage Services, Inc.	10/15/2021	JPY	693,432,416	USD	6,274,748	(43,515)
BNP Paribas Brokerage Services, Inc.	10/15/2021	SEK	14,229,749	USD	1,652,190	(26,566)
BNP Paribas Brokerage Services, Inc.	10/15/2021	USD	4,078,305	AUD	5,605,537	25,512
BNP Paribas Brokerage Services, Inc.	10/15/2021	USD	2,479,122	CAD	3,170,477	(23,954)
BNP Paribas Brokerage Services, Inc.	10/15/2021	USD	4,139,692	CHF	3,828,675	29,865
BNP Paribas Brokerage Services, Inc.	10/15/2021	USD	8,557,580	EUR	7,259,787	145,729
BNP Paribas Brokerage Services, Inc.	10/15/2021	USD	3,612,656	GBP	2,637,111	59,347
BNP Paribas Brokerage Services, Inc.	10/15/2021	USD	3,970,553	JPY	438,620,503	29,079
BNP Paribas Brokerage Services, Inc.	10/15/2021	USD	2,290,883	NZD	3,291,688	18,663
BNP Paribas Brokerage Services, Inc.	10/15/2021	USD	423,124	SEK	3,680,077	2,707
Brown Brothers Harriman & Co.	10/15/2021	AUD	622,353	USD	451,080	(1,120)
Brown Brothers Harriman & Co.	10/15/2021	CAD	2,533,745	USD	1,982,166	18,214
Brown Brothers Harriman & Co.	10/15/2021	CHF	1,007,694	USD	1,089,847	(8,155)
Brown Brothers Harriman & Co.	10/15/2021	GBP	1,059,938	USD	1,466,448	(38,261)
Brown Brothers Harriman & Co.	10/15/2021	NOK	18,321,333	USD	2,118,334	(22,735)
Brown Brothers Harriman & Co.	10/1/2021	PLN	244	USD	64	(2)
Brown Brothers Harriman & Co.	10/15/2021	SEK	9,510,375	USD	1,102,939	(16,462)
Brown Brothers Harriman & Co.	10/15/2021	USD	219,126	CAD	279,391	(1,452)
Brown Brothers Harriman & Co.	10/15/2021	USD	305,841	GBP	221,747	7,053
Brown Brothers Harriman & Co.	10/15/2021	USD	1,167,564	JPY	127,739,392	19,688
Brown Brothers Harriman & Co.	10/15/2021	USD	935,960	NOK	8,076,837	12,130
Brown Brothers Harriman & Co.	10/15/2021	USD	1,238,083	NZD	1,759,461	23,544
Brown Brothers Harriman & Co.	10/15/2021	USD	2,409,996	SEK	20,923,115	19,713
CIBC, Toronto	1/19/2022	EUR	425,731	USD	497,105	(2,704)
CIBC, Toronto	1/19/2022	JPY	64,221,545	USD	585,000	(7,262)
Citigroup	1/19/2022	CAD	385,497	USD	302,500	1,867
Citigroup	10/15/2021	CHF	2,492,131	USD	2,705,053	(29,918)
Citigroup	11/5/2021	CLP	1,437,301	USD	1,867	(100)
Citigroup	11/5/2021	COP	476,957	USD	127	(2)
Citigroup	10/15/2021	GBP	2,004,557	USD	2,766,553	(65,563)
Citigroup	10/1/2021	IDR	4,491,880	USD	314	(1)
Citigroup	10/15/2021	NOK	13,001,030	USD	1,502,254	(15,193)
Citigroup	10/15/2021	NZD	2,718,269	USD	1,898,470	(22,075)
Citigroup	10/1/2021	RUB	705,141	USD	9,702	(17)
Citigroup	1/19/2022	SGD	990,395	USD	732,054	(2,816)
Citigroup	1/19/2022	USD	497,840	EUR	423,910	5,554
Citigroup	10/1/2021	USD	312	IDR	4,491,880	(1)
Citigroup	10/15/2021	USD	1,173,632	JPY	130,822,686	(1,950)
Citigroup	1/19/2022	USD	1,068,270	JPY	116,977,701	15,937
Citigroup	10/15/2021	USD	1,284,285	NOK	11,358,218	(14,871)
Citigroup	1/19/2022	USD	500,962	NZD	710,059	11,331
Citigroup	12/3/2021	USD	9,594	RUB	705,141	23
Goldman Sachs Bank, USA	1/19/2022	AUD	601,000	NZD	621,494	6,187
Goldman Sachs Bank, USA	1/19/2022	AUD	818,826	USD	594,197	(1,882)
Goldman Sachs Bank, USA	11/5/2021	PEN	129,831	USD	31,750	(378)
Goldman Sachs Bank, USA	1/19/2022	SGD	741,893	USD	549,183	(2,918)
Goldman Sachs Bank, USA	1/19/2022	USD	693,869	CAD	882,633	(3,010)
Goldman Sachs Bank, USA	1/19/2022	USD	497,755	EUR	423,910	5,469
HSBC Bank, USA	1/19/2022	CAD	873,182	USD	691,843	(2,427)
HSBC Bank, USA	1/19/2022	USD	281,633	GBP	204,800	5,634
HSBC Bank, USA	1/19/2022	USD	1,466,310	SGD	1,974,181	12,699
JPMChase, New York	1/19/2022	CAD	766,023	USD	605,000	(191)
JPMChase, New York	10/1/2021	USD	9,572	RUB	705,141	(113)
Morgan Stanley Capital	10/15/2021	CHF	195,909	USD	211,686	(1,390)
Morgan Stanley Capital	1/19/2022	EUR	852,467	USD	1,001,375	(11,406)
Morgan Stanley Capital	10/15/2021	JPY	31,076,791	USD	283,378	(4,119)
Morgan Stanley Capital	10/15/2021	NZD	183,524	USD	129,836	(3,152)
Morgan Stanley Capital	12/3/2021	PLN	244	USD	62	(1)
Morgan Stanley Capital	1/19/2022	USD	862,440	AUD	1,169,236	16,649
Morgan Stanley Capital	10/1/2021	USD	62	PLN	244	1
Morgan Stanley Capital	10/15/2021	USD	845,691	SEK	7,322,465	9,163
Morgan Stanley Capital	10/1/2021	USD	1,586	ZAR	23,909	(1)
Morgan Stanley Capital	10/1/2021	ZAR	23,909	USD	1,652	(64)
Morgan Stanley Capital	12/3/2021	ZAR	23,909	USD	1,572	1
Royal Bank of Canada, Toronto	1/19/2022	CAD	383,055	USD	303,333	(894)
Royal Bank of Canada, Toronto	1/19/2022	USD	605,606	CAD	769,334	(1,817)
Royal Bank of Canada, Toronto	1/19/2022	USD	248,726	NZD	355,030	3,910
Standard Chartered Securities N.A.	1/19/2022	CAD	765,182	USD	606,667	(2,522)
Standard Chartered Securities N.A.	1/19/2022	EUR	298,750	GBP	256,406	1,391
Standard Chartered Securities N.A.	10/15/2021	EUR	1,432,910	USD	1,684,842	(24,543)
Standard Chartered Securities N.A.	10/15/2021	USD	535,460	AUD	737,149	2,503
Standard Chartered Securities N.A.	10/15/2021	USD	433,970	CAD	551,324	(1,298)
Standard Chartered Securities N.A.	10/15/2021	USD	418,599	EUR	357,719	4,113
Standard Chartered Securities N.A.	10/15/2021	USD	536,548	GBP	397,955	334
Standard Chartered Securities N.A.	11/5/2021	USD	389	MXN	7,828	12
Standard Chartered Securities N.A.	10/15/2021	USD	1,657,925	NOK	14,667,731	(19,774)
Standard Chartered Securities N.A.	10/15/2021	USD	794,118	NZD	1,143,594	4,706
Standard Chartered Securities N.A.	10/15/2021	USD	772,296	SEK	6,716,499	4,995
Standard Chartered Securities N.A.	10/1/2021	USD	14,955	TRY	128,645	497
Standard Chartered Securities N.A.	12/3/2021	USD	14,034	TRY	128,645	49
State Street Bank, Boston	1/19/2022	CAD	1,162,728	USD	910,000	8,025
State Street Bank, Boston	1/19/2022	GBP	769,857	EUR	896,250	(3,311)
State Street Bank, Boston	10/15/2021	GBP	645,313	USD	880,608	(11,097)
State Street Bank, Boston	1/19/2022	JPY	61,811,394	USD	557,336	(1,280)
State Street Bank, Boston	10/15/2021	SEK	5,220,866	USD	609,482	(13,044)
State Street Bank, Boston	10/1/2021	TRY	128,645	USD	14,539	(80)
State Street Bank, Boston	10/15/2021	USD	825,839	AUD	1,131,528	7,747
State Street Bank, Boston	1/19/2022	USD	666,696	BRL	3,600,292	19,210
State Street Bank, Boston	10/15/2021	USD	578,022	CAD	730,283	1,466
State Street Bank, Boston	1/19/2022	USD	303,333	CAD	387,115	(2,311)
State Street Bank, Boston	10/15/2021	USD	830,891	CHF	769,080	5,335
State Street Bank, Boston	10/15/2021	USD	416,783	EUR	356,117	4,153
State Street Bank, Boston	10/15/2021	USD	358,223	GBP	260,929	6,641
State Street Bank, Boston	1/19/2022	USD	856,360	JPY	94,783,769	3,684
State Street Bank, Boston	10/15/2021	USD	233,253	NZD	329,842	5,566
State Street Bank, Boston	10/15/2021	USD	587,110	SEK	5,127,651	1,321
UBS AG, Stamford	1/19/2022	AUD	344,044	USD	252,747	(3,875)
UBS AG, Stamford	1/19/2022	CAD	537,296	NZD	605,000	7,033
UBS AG, Stamford	1/19/2022	CAD	779,843	USD	606,667	9,054
UBS AG, Stamford	1/19/2022	EUR	597,500	GBP	512,085	3,761
UBS AG, Stamford	1/19/2022	JPY	127,814,786	USD	1,156,068	(6,245)
UBS AG, Stamford	1/19/2022	NZD	605,000	CAD	532,333	(3,115)
UBS AG, Stamford	1/19/2022	NZD	65,000	USD	45,708	(886)
UBS AG, Stamford	1/19/2022	SGD	227,892	USD	168,358	(558)
UBS AG, Stamford	1/19/2022	USD	3,352,260	EUR	2,831,421	64,135
UBS AG, Stamford	1/19/2022	USD	408,661	NZD	576,322	11,250
						91,378

AUD - Australian Dollar
BRL - Brazillian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
GBP - British Pound
IDR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - U.S. Dollar
ZAR - South African Rand

The average monthly notional value of forward foreign currency contracts purchased and sold during the nine months ended September 30, 2021 were $41,575,360 and $48,850,277, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
September 30, 2021 (Unaudited)

Counterparty	Settlement Date	Fund Receiving
Australia and New Zealand Banking Group Ltd.	1/19/2022	JPY
Barclays Capital, Inc.	1/19/2022	CAD
Barclays Capital, Inc.	10/15/2021	CHF
Barclays Capital, Inc.	10/15/2021	EUR
Barclays Capital, Inc.	10/15/2021	SEK
Barclays Capital, Inc.	1/19/2022	USD
Barclays Capital, Inc.	1/19/2022	USD

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAPS
September 30, 2021 (Unaudited)

			Pay					Upfront
	Reference		Fixed	Termination	Payment	Notional		Premium	Unrealized
Counterparty	Entity	Protection	Rate	Date	Frequency	Amount	Value	Received	Depreciation
Morgan Stanley Capital	Prudential Financial, Inc.	Buy	1.000%	12/20/2024	Quarterly	445,000	$ (9,961)	$ 8,042	$ (1,919)
Total Credit Default Swap Contracts							$ (9,961)	$ 8,042	$ (1,919)

The average monthly notional amount of credit default swap contracts during the nine months ended September 30, 2021 was $1,458,333.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CREDIT DEFAULT SWAPTIONS
September 30, 2021 (Unaudited)
							Upfront
			Exercise	Expiration	Notional		Premium	Unrealized
Counterparty	Description	Protection	Price	Date	Value	Value	Paid	Depreciation
JPMChase, New York	CDX North American High Yield Index	Buy	$107.00	11/17/2021	$5,781,000	$25,660	$66,259	$(40,599)
Total Credit Default Swaptions								$(40,599)

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS SOLD
September 30, 2021 (Unaudited)

				Exercise	Expiration	Notional		Unrealized
Counterparty	Description			Rate	Date	Value	Value	Depreciation
Calls
Citigroup	Interest Rate, 6MO EURIBOR			0.181%	10/29/2021	$656,000	$(4,008)	$(4,008)
Morgan Stanley Capital	Interest Rate, 3MO LIBOR			1.830%	10/28/2021	90,000	(1,507)	(1,507)
Morgan Stanley Capital	Interest Rate, 3MO LIBOR			1.840%	10/29/2021	90,000	(1,639)	(1,639)
Puts
Citigroup	Interest Rate, 6MO EURIBOR			0.181%	10/29/2021	656,000	(4,009)	(4,009)
Morgan Stanley Capital	Interest Rate, 3MO LIBOR			1.830%	10/28/2021	90,000	(1,837)	(1,837)
Morgan Stanley Capital	Interest Rate, 3MO LIBOR			1.840%	10/29/2021	90,000	(1,756)	(1,756)
Total Interest Rate Swaptions Sold								$(14,756)

EURIBOR - Euro Interbank Offered Rate.
LIBOR - London Interbank Offered Rate.

The average monthly notional amount of swaptions purchased and sold during the nine months ended September 30, 2021 were $2,980,111 and $7,094,333, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2021, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2021:

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$31,747,812	$-	$31,747,812
Agency Mortgage-Backed Obligations	-	16,005,015	-	16,005,015
Non-Agency Mortgage-Backed Obligations	-	38,326,613	189,482	38,516,095
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	5,907,347	-	5,907,347
Asset-Backed Securities	-	20,687,875	-	20,687,875
Collateralized Loan Obligations	-	17,035,257	-	17,035,257
Corporate Bonds	-	54,174,541	-	54,174,541
Foreign Bonds	-	64,444,317	-	64,444,317
Bank Loans	-	22,862,817	-	22,862,817
Common Stocks	2,200,065	-	-	2,200,065
Preferred Stocks	4,017,990	-	-	4,017,990
Purchased Options	-	29,658	-	29,658
Affiliated Registered Investment Companies	21,131,666	-	-	21,131,666
Total	$27,349,721	$271,221,252	$189,482	$298,760,455
Other Financial Instruments**
Asset
Unrealized appreciation on forward currency contracts	$-	$691,475	$-	$691,475
Unrealized appreciation on futures contracts	339,682	-	-	339,682
Unrealized appreciation on swap contracts	-	-	-	-
Total Assets . . . . . . .	$339,682	$691,475	$-	$1,031,157

Liabilities
Written Options	$-	$(389)	$-	$(389)
Unrealized depreciation on forward currency contracts	-	(600,097)	-	(600,097)
Unrealized depreciation on futures contracts	(193,365)	-	-	(193,365)
Unrealized depreciation on swap contracts	-	(1,919)	-	(1,919)
Unrealized depreciation on swaption contracts	-	(55,355)	-	(55,355)
Total Liabilities	$(193,365)	$(657,760)	$-	$(851,125)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type.The Portfolio held a non-agency mortgage-backed obligation that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $189,482. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Fund has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire Income Opportunities Fund during the nine months ended September 30, 2021, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the nine months ended
September 30, 2021 and the value of such investments as of September 30, 2021 were as follows:
Counterparty	Value as of December 31, 2020	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2021	Income Distribution	Long-Term Capital Gain Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P . . .	$ 5,544,550	$ 203,476	$ (300,000)	$ 18,607	$ (280,146)	$ 5,186,487	$ 199,152	$ -
Voya Floating Rate Fund - Class P . . .	9,793,585	2,099,766	-	-	121,571	12,014,922	306,122	-
Voya High Yield Bond Fund - Class P . .	3,752,640	172,581	-	-	5,036	3,930,257	170,785	-
	$ 19,090,775	$ 2,475,823	$ (300,000)	$ 18,607	$ (153,539)	$ 21,131,666	$ 676,059	$ -